[SB] Smith Barney
        [MF] Mutual Funds





        P R O S P E C T U S



        Intermediate
        Maturity
        California
        Municipals Fund

        Class A, L and Y Shares
        --------------------------------------------
        March 29, 2000






        The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Intermediate Maturity California
Municipals Fund

Contents


Investments, risks and
performance..........................................   2
More on the fund's
investments..............................................
6
Management.................................................
 .................   6
Choosing a class of shares to
buy...........................................   8
Comparing the fund's
classes................................................   9
Sales
charges....................................................
 ...........  10
More about deferred sales
charges...........................................  12
Buying
shares.....................................................
 ..........  13
Exchanging
shares.....................................................
 ......  14
Redeeming
shares.....................................................
 .......  16

Other things to know about share
transactions...............................................
 .....  18
Dividends, distributions and
taxes..........................................  20
Share
price......................................................
 ...........  21
Financial
highlights.................................................
 .......  22

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.




Smith Barney Mutual Funds

 Investments, risks and performance


Investment objective
The fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with the preservation of principal.

Principal investment strategies

Key investments The fund invests primarily in investment grade municipal secu-rities. These include securities issued by the State of California and certain other municipal issuers, political subdivisions, agencies and public authori-ties that pay interest which is exempt from federal income and California per-sonal income taxes. The fund maintains an average portfolio maturity of between three and ten years. The fund can invest up to 20% of its assets in unrated securities that the manager determines are investment grade.

Selection process The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions.
In selecting indi-
vidual securities, the manager:

 .Uses fundamental credit analysis to estimate the relative value and attrac-
  tiveness of various securities and sectors and to exploit opportunities in the municipal bond market
 .May trade between general obligation and revenue bonds and among various reve-
  nue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values
 .Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for the issuer, its sector and interest rates
 .Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features


Intermediate Maturity California Municipals Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Interest rates rise, causing the value of the fund's portfolio to decline
 .The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded
 .California municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting
  California municipal issuers
 .Unfavorable legislation affects the tax-exempt status of municipal bonds
 .The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distri-butions of the fund's gains generally will be, subject to federal and Califor-nia state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in derivative contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, dis-tributions of the fund's income and gains will be taxable to investors in states other than California.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more sus-ceptible to negative events affecting those issuers.

Who may want to invest The fund may be an appropriate investment if you are a
California taxpayer:

 .In a high federal tax bracket seeking income that is exempt from California and federal taxation
 .Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 .Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state



Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.

This bar chart shows the performance of the fund's Class A shares for each of the past eight years. Class L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

             Total Return for Class A Shares
                            [BAR CHART APPEARS HERE]


        92      93       94       95      96      97
98      99
       ----    ----     ----     ----    ----    ----    --
--    ----
       7.59%   11.52%  (4.82)%   14.63%  4.19%   7.48%
5.80%   (1.52)%

                       Calendar years ended December 31


Quarterly returns:

Highest: 5.80% in 1st quarter 1995; Lowest: (4.64)% in 1st quarter 1994

Risk return table
This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown to that of the Leh-man Brothers Municipal Bond Index (the "Lehman Index"), a broad-based unmanaged index of municipal bonds and the Lipper California
Municipal Fund Average (the
"Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class                 1 year  5 years 10 years Since
Inception Inception Date
 A                    (3.49)%  5.56%    n/a         5.17%
12/31/91
 L                    (3.65)%  5.52%    n/a         5.63%
11/08/94
 Y                    (1.22)%    n/a    n/a         4.66%
09/08/95
Lehman Index          (2.06)%  6.91%    n/a         6.20%
*
Lipper Funds Average  (1.32)%  5.85%    n/a         5.26%
*
*Index Comparison begins on December 31, 1991

Intermediate Maturity California Municipals Fund

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)
Class A Class L Class Y
Maximum sales charge (load) imposed on purchases (as a
% of offering price)
2.00%   1.00%    None
Maximum deferred sales charge (load) (as a % of the
lower of net asset value at purchase or redemption)
None*   1.00%    None
                        Annual fund operating expenses
(expenses deducted from fund assets)
Class A Class L Class Y
Management fees**
0.50%   0.50%   0.50%
Distribution and service (12b-1) fees
0.15%   0.35%    None
Other expenses
0.40%   0.37%   0.36%
                                                        ---
---- ------- -------
Total annual fund operating expenses
1.05%   1.22%   0.86%

======= ======= =======
Management fee waivers
(0.21)% (0.21)% (0.21)%
                                                        ---
---- ------- -------
Net annual fund operating expenses
0.84%   1.01%   0.65%

 *You may buy Class A shares in amounts of $500,000 or more at net asset value
(without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

**Management has agreed to waive a portion of its management fees. As a result of these fee waivers currently in effect, the management fees were 0.29%. The manager may change or eliminate these fee waivers at any time.
Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5
years 10 years
Class A (with or without redemption)    $305   $527    $768
$1,457
Class L (redemption at end of period)   $323   $483    $764
$1,563
Class L (no redemption)                 $223   $483    $764
$1,563
Class Y (with or without redemption)    $ 88   $274    $477
$1,061



Smith Barney Mutual Funds

 More on the fund's investments

California municipal securities California municipal securities include debt obligations issued by certain non-California governmental issuers such as
Puerto Rico, the Virgin Islands and Guam. The interest on
California municipal
securities is exempt from federal income tax and California personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation.

The California municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securi-ties may pay interest at fixed, variable or floating rates.
The fund may also
hold zero coupon securities which pay no interest during the life of the obli-gation but trade at prices below their stated maturity value.

The fund normally invests in intermediate-term municipal securities, which are securities that have remaining maturities at the time of purchase of three to ten years. The fund normally maintains an average portfolio maturity of between three and ten years.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

 Management

Manager The fund's investment adviser and administrator is SSB Citi Fund Man-agement LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon
Smith Barney Inc. The manager's address is 388 Greenwich
Street, New York, New
York 10013. The manager selects the fund's investments and oversees its opera-tions. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc.
Citigroup businesses produce a broad range of financial services--asset manage-ment, banking and consumer finance, credit and charge cards, insurance, invest-ments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Joseph P. Deane, investment officer of the manager and senior vice president and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since its inception in 1991.
David T. Fare, investment officer of the manager and vice president of Salomon
Smith Barney, currently shares the responsibility

Intermediate Maturity California Municipals Fund for the day-to-day management of the fund's portfolio, joining Mr. Deane in
1998. Mr. Deane and Mr. Fare have 30 and 13 years, respectively, of securities business experience.

Management fees For its services, the manager received a management fee and administrative fee during the Fund's last fiscal year equal to 0.17% and 0.12%, respectively, of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney
Private Trust Com-
pany serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.



Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among three classes of shares: Classes A, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you establish a program of regular investment, you may wish to consider
  Class A shares; as the investment accumulates, you may qualify for reduced sales charges and the shares are subject to lower ongoing expenses.
 .Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class.
  Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative

 .The fund, but only if you are investing through certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                              Initial
Additional
                                      Classes A, L   Class
Y   All Classes
General                                  $1,000    $15
million     $50
Monthly Systematic Investment Plan        $25          n/a
$25
Quarterly Systematic Investment Plan      $50          n/a
$50
Uniform Gift to Minor Account             $250     $15
million     $50

Intermediate Maturity California Municipals Fund

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                   Class A       Class L       Class Y

Key features    .Initial      .Initial      .No initial
                 sales         sales         or deferred
                 charge        charge is     sales
                 .You may      lower than    charge
                 qualify for   Class A       .Minimum
                 reduction     .Deferred     investment
                 or waiver     sales         of at least
                 of initial    charge for    $15 million
                 sales         1 year        .Lower
                 charge        .Higher       annual
                 .Lower        annual        expenses
                 annual        expenses      than the
                 expenses      than Class    other clas-
                 than Class    A             ses
                 L
--------------------------------------------------------

Initial sales    Up to         1.00%         None
charge           2.00%;
                 reduced for
                 large pur-
                 chases and
                 waived for
                 certain
                 investors.
                 No charge
                 for pur-
                 chases of
                 $500,000 or
                 more
--------------------------------------------------------

Deferred sales   1.00% on      1.00% if      None
charge           purchases     you redeem
                 of $500,000   within 1
                 or more if    year of
                 you redeem    purchase
                 within 1
                 year of
                 purchase
--------------------------------------------------------

Annual           0.15% of      0.35% of      None
distribution     average       average
and service      daily net     daily net
fees             assets        assets
--------------------------------------------------------

Exchange         Class A       Class L       Class Y
Privilege*       shares        shares        shares
                 of most       of most       of most
                 Smith Bar-    Smith Bar-    Smith Bar-
                 ney funds     ney funds     ney funds
--------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.



Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on investments of $500,000 or more, or on the fund's distributions or dividends you reinvest in additional
Class A shares.

                    Sales Charge as a % of
                    Offering  Net amount
Amount of purchase  price (%) invested (%)

Less than $500,000    2.00        2.04
$500,000 or more       -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-
 tain trustees and fiduciaries may be entitled to combine accounts in deter-
 mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Intermediate Maturity California Municipals Fund

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .Clients of newly employed Salomon Smith Barney Financial
Consultants if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial
Consultant or dealer
  representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information: ("SAI")


Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Smith Barney Mutual Funds

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past
60 days and paid a
deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Intermediate Maturity California Municipals Fund

 Buying shares

     Through a   You should contact Salomon Smith Barney or
your dealer repre-
 Salomon Smith   sentative to open a brokerage account and
make arrangements
        Barney   to buy shares.
     Financial
 Consultant or   If you do not provide the following
information, your order
        dealer   will be rejected:
representative

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through
your brokerage account
                 no later than the third business day after
you place your
                 order. Salomon Smith Barney or your dealer
representative may
                 charge an annual account maintenance fee.
-----------------------------------------------------------
---------------------
              Certain other investors who are clients of
the selling group
   Through the   are eligible to buy shares directly from
the fund.
   fund's sub-
      transfer
    agent        .Write the sub-transfer agent at the
following address:
                      Smith Barney Investment Trust
                      Intermediate Maturity California
Municipals Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699
                 .Enclose a check to pay for the shares.
For initial pur-
                   chases, complete and send an account
application.

                 .For more information, call the transfer
agent at 1-800-451-
                   2010.
-----------------------------------------------------------
---------------------
     Through a
    systematic   You may authorize Salomon Smith Barney,
your dealer represen-
    investment   tative or the sub-transfer agent to
transfer funds automati-
          plan   cally from a regular bank account, cash
held in a Salomon
                 Smith Barney brokerage account or Smith
Barney money market
                 fund to buy shares on a regular basis.


                 .Amounts transferred should be at least:
$25 monthly or $50
                   quarterly

                 .If you do not have sufficient funds in
your account on a
                   transfer date, Salomon Smith Barney,
your dealer represen-
                   tative or the sub-transfer agent may
charge you a fee

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant, dealer
representative or the transfer
                 agent or consult the SAI.


Smith Barney Mutual Funds

 Exchanging shares

  Smith Barney   You should contact Salomon Smith Barney or
your dealer repre-
      offers a   sentative to exchange into other Smith
Barney mutual funds.
   distinctive   Be sure to read the prospectus of the
Smith Barney mutual
     family of   fund you are exchanging into. An exchange
is a taxable trans-
  mutual funds   action.
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith
Barney funds offer
                   all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact Salomon Smith Barney, your dealer repre-
                   sentative or the transfer agent.

                 .You must meet the minimum investment
amount for each fund,
                   except for systematic exchanges.

                 .If you hold share certificates, the sub-
transfer agent must
                   receive the certificates endorsed for
transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) before the exchange is
effective.
                 .The fund may suspend or terminate your
exchange privilege if
                   you engage in an excessive pattern of
exchanges.
-----------------------------------------------------------
---------------------

     Waiver of   Your shares will not be subject to an
initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original
purchase.

Intermediate Maturity California Municipals Fund

  By telephone
                 If you do not have a brokerage account,
you may be eligible
                 to exchange shares through the transfer
agent. You must com-
                 plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone
exchanges on any day the
                 New York Stock Exchange is open. Call the transfer agent at
                 1-800-451-2010 between 9:00 a.m. and 4:00
p.m. (Eastern
                 time).

                 You can make telephone exchanges only
between accounts that
                 have identical registrations.
-----------------------------------------------------------
---------------------

       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or
write to the sub-trans-
                 fer agent at the address on the following page.


Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney
Financial Consultant or
                 dealer representative to redeem shares of
the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for
transfer or with signed
                 stock powers before the redemption is
effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent
within three business
                 days after your request is received in
good order. However,
                 if you recently purchased your shares by check, your redemp-
                 tion proceeds will not be sent to you
until your original
                 check clears which may take up to 15 days.

                 If you have a Salomon Smith Barney
brokerage account, your
                 redemption proceeds will be placed in your
account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address of
record.
-----------------------------------------------------------
---------------------

       By mail
                 For accounts held directly at the fund,
send written requests
                 to the sub-transfer agent at the following address:
                   Smith Barney Investment Trust
                   Intermediate Maturity California
Municipals Fund
                   (Specify class of shares)

                   c/o PFPC Global Fund Services

                   P.O. Box 9699

                   Providence, RI 02940-9699

                 Your written request must provide the
following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is
                   registered

Intermediate Maturity California Municipals Fund

  By telephone
                 If you do not have a brokerage account,
you may be eligible
                 to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an
authorization form to
                 authorize telephone redemptions. If
eligible, you may request
                 redemptions by telephone on any day the
New York Stock
                 Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by
check to your address
                 of record or by wire transfer to a bank
account designated on
                 your authorization form. You must submit a
new authorization
                 form to change the bank account designated
to receive wire
                 transfers and you may be asked to provide
certain other docu-
                 ments.
-----------------------------------------------------------
---------------------

     Automatic   You can arrange for the automatic
redemption of a portion of
          cash   your shares on a monthly or quarterly
basis. To qualify you
    withdrawal   must own shares of the fund with a value
of at least $10,000
         plans   and each automatic redemption must be at
least $50. If your
                 shares are subject to a deferred sales
charge, the sales
                 charge will be waived if your automatic
payments do not
                 exceed 1% per month of the value of your
shares subject to a
                 deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by
certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant or dealer
representative or consult the
                 SAI.


Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed
 .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Change your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-
  tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans institutions, but not from a notary pub-lic.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Intermediate Maturity California Municipals Fund

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income.
The fund generally makes capital gain distributions, if any, once a year, typi-cally in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain dis-tributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alterna-tively, you can instruct your Salomon Smith Barney
Financial Consultant, dealer
representative or the transfer agent to have your distributions and/or divi-dends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effec-tive until the next distribution or dividend is paid.

Taxes The following table describes the tax consequences of certain fund trans-actions.


California tax
 Transaction                          Federal tax status
status

Redemption or exchange of shares      Usually capital gain
Usually capital gain
                                      or loss; long-term
or loss
                                      only if shares owned
                                      more than one year
Long-term capital gain distributions  Taxable gain
Taxable gain

Short-term capital gain               Ordinary income
Ordinary income
distributions
Dividends                             Exempt if from
Exempt if from
                                      interest on tax-
interest on
                                      exempt securities,
California municipal
                                      otherwise ordinary
securities,
                                      income
otherwise ordinary

income

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distribu-tions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemp-tions of shares during the previous year. If you do not provide

Intermediate Maturity California Municipals Fund the fund with your correct taxpayer identification number and any required cer-tifications, you may be subject to back-up withholding of 31% of your distribu-tions, taxable dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

 Share price

You may buy, exchange or redeem shares at their net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares.
The fund calculates its net asset value every day the New
York Stock Exchange
is open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service.
If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share.
Total return represents the rate that a shareholder would have earned (or lost) on an investment in a class assuming reinvestment of all dividends and distri-butions. The information in the following tables was audited by KPMG LLP, inde-pendent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


 For a Class A share of beneficial interest outstanding throughout each year ended November 30:

                                 1999(/1/)     1998
1997     1996     1995
-----------------------------------------------------------
--------------------
 Net asset value, beginning of
 year                               $8.85     $8.66
$8.55    $8.53    $7.80
-----------------------------------------------------------
--------------------
 Income (loss) from operations:
 Net investment income(/2/)          0.37      0.39
0.40     0.40     0.40
 Net realized and unrealized
 gain (loss)                        (0.43)     0.19
0.11     0.02     0.73
-----------------------------------------------------------
--------------------
 Total income (loss) from
 operations                         (0.06)     0.58
0.51     0.42     1.13
-----------------------------------------------------------
--------------------
 Less distributions from:
 Net investment income              (0.37)    (0.39)
(0.40)   (0.40)   (0.40)
-----------------------------------------------------------
--------------------
 Total distributions                (0.37)    (0.39)
(0.40)   (0.40)   (0.40)
-----------------------------------------------------------
--------------------
 Net asset value, end of year       $8.42     $8.85
$8.66    $8.55    $8.53
-----------------------------------------------------------
--------------------
 Total return                       (0.70)%    6.78%
6.13%    5.05%   14.84%
-----------------------------------------------------------
--------------------
 Net assets, end of year
 (000)'s                          $29,522   $28,303
$25,630  $24,537  $26,211
-----------------------------------------------------------
--------------------
 Ratios to average net assets:
 Expenses(/2/)                       0.84%     0.75%
0.75%    0.77%    0.75%
 Net investment income               4.27      4.45
4.65     4.69     4.89
-----------------------------------------------------------
--------------------
 Portfolio turnover rate               29%        8%
9%      15%       8%
-----------------------------------------------------------
--------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/)The investment adviser and administrator waived all or part of their fees for each of the five years ended November 30, 1999. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and expense ratios would have been as follows:


         Per Share Decreases to        Expense Ratios
Without Fee
         Net Investment Income         Waivers and
Reimbursements

          1999  1998  1997  1996  1995  1999  1998  1997
1996  1995
-----------------------------------------------------------
---------

Class A  $0.02 $0.02 $0.03 $0.07 $0.03 1.05% 1.00% 1.12%
1.54% 1.16%
-----------------------------------------------------------
---------

Intermediate Maturity California Municipals Fund

 For a Class L share of beneficial interest outstanding throughout each year ended November 30:

                                    1999(/1/)  1998(/2/)
1997    1996    1995
-----------------------------------------------------------
---------------------
 Net asset value, beginning of
 year                                 $8.84      $8.65
$8.54   $8.52   $7.80
-----------------------------------------------------------
---------------------
 Income (loss) from operations:
 Net investment income(/3/)            0.35       0.37
0.38    0.38    0.38
 Net realized and unrealized gain
 (loss)                               (0.42)      0.19
0.11    0.02    0.72
-----------------------------------------------------------
---------------------
 Total income (loss) from
 operations                           (0.07)      0.56
0.49    0.40    1.10
-----------------------------------------------------------
---------------------
 Less distributions from:
 Net investment income                (0.35)     (0.37)
(0.38)  (0.38)  (0.38)
-----------------------------------------------------------
---------------------
 Total distributions                  (0.35)     (0.37)
(0.38)  (0.38)  (0.38)
-----------------------------------------------------------
---------------------
 Net asset value, end of year         $8.42      $8.84
$8.65   $8.54   $8.52
-----------------------------------------------------------
---------------------
 Total return                         (0.79)%     6.57%
5.92%   4.84%  14.36%
-----------------------------------------------------------
---------------------
 Net assets, end of year (000)'s     $5,144     $5,260
$3,419  $2,607  $2,254
-----------------------------------------------------------
---------------------
 Ratios to average net assets:
 Expenses(/3/)                         1.01%      0.97%
0.96%   0.98%   0.98%
 Net investment income                 4.09       4.22
4.44    4.48    4.54
-----------------------------------------------------------
---------------------
 Portfolio turnover rate                 29%         8%
9%     15%      8%
-----------------------------------------------------------
---------------------


(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) On June 12, 1998, Class C shares were renamed Class L shares.

(/3/) The investment adviser and administrator waived all or part of their fees for each of the five years ended November 30, 1999.
In addition, the
      investment advisor reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

            Per Share Decreases to      Expense Ratios
Without Fee
             Net Investment Income      Waivers and
Reimbursements
          1999  1998  1997  1996  1995  1999  1998  1997
1996  1995
-----------------------------------------------------------
---------
Class L  $0.02 $0.02 $0.03 $0.07 $0.03 1.22% 1.21% 1.33%
1.75% 1.39%
-----------------------------------------------------------
---------


Smith Barney Mutual Funds

 For a Class Y share of beneficial interest outstanding throughout each year ended November 30:

                                      1999(/1/)  1998
1997   1996  1995(/2/)
-----------------------------------------------------------
--------------------
 Net asset value, beginning of year     $8.86   $8.66
$8.56  $8.54    $8.39
-----------------------------------------------------------
--------------------
 Income (loss) from operations:
 Net investment income(/2/)              0.39    0.41
0.41   0.41     0.09
 Net realized and unrealized gain
 (loss)                                 (0.42)   0.19
0.11   0.02     0.15
-----------------------------------------------------------
--------------------
 Total income (loss) from operations    (0.03)   0.60
0.52   0.43     0.24
-----------------------------------------------------------
--------------------
 Less distributions from:
 Net investment income                  (0.39)  (0.40)
(0.42) (0.41)   (0.09)
-----------------------------------------------------------
--------------------
 Total distributions                    (0.39)  (0.40)
(0.42) (0.41)   (0.09)
-----------------------------------------------------------
--------------------
 Net asset value, end of year           $8.44   $8.86
$8.66  $8.56    $8.54
-----------------------------------------------------------
--------------------
 Total return                           (0.40)%  7.09%
6.20%  5.22%    2.92%++
-----------------------------------------------------------
--------------------
 Net assets, end of year (000)'s        $ 311   $ 312  $
292  $ 274     $261
-----------------------------------------------------------
--------------------
 Ratios to average net assets:
 Expenses(/2/)                           0.65%   0.57%
0.56%  0.59%    0.58%+
 Net investment income                   4.46    4.62
4.84   4.87     4.74+
-----------------------------------------------------------
--------------------
 Portfolio turnover rate                   29%      8%
9%    15%       8%
-----------------------------------------------------------
--------------------

(/1/) Per share amounts have been calculated using the monthly shares method.

(/2/) For the period from September 8, 1995 (inception date) to November 30,
      1995.

(/3/) The investment adviser and administrator waived all or part of their fees for each of the four years ended November 30, 1999 and the period ended
      November 30, 1995. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November
30, 1996. If such fees
      had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

            Per Share Decreases to        Expense Ratios
Without Fee
             Net Investment Income        Waivers and
Reimbursements
         1999  1998   1997  1996  1995  1999   1998  1997
1996   1995
         ----- ----- ----- ----- ----- ------ ------ -----
----- ------
Class Y  $0.02 $0.02 $0.03 $0.07 $0.03 $0.86% $0.82% 0.94%
1.36% 0.99%+

++Total return is not annualized, as it may not be representative of the total return for the year.

+Annualized.

Intermediate Maturity California Municipals Fund

SalomonSmithBarney
                                                    -------
---------------------
                                                    A
member of citigroup [LOGO]

Intermediate Maturity California Municipals Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial
Consultant, dealer
representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon
Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith
Barney Mutual Funds, 388
Greenwich Street, MF2, New York, New York 10013.

Visit Our Web Site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission")
Public Reference
Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Reports and other information about the fund are available on the EDGAR Data-base on the Commissions's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's
Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith
Barney Inc.

(Investment Company Act
file no. 811-06444)

FD0248 3/00

[SMITH BARNEY MUTUAL FUNDS LOGO]

PROSPECTUS

INTERMEDIATE
MATURITY
NEW YORK
MUNICIPALS FUND


CLASS A, L AND Y SHARES

---------------------------------------

MARCH 29, 2000













The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                      (This page intentionally left blank)

INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

CONTENTS



Investments, risks and performance.........................
2

More on the fund's investments.............................
8

Management.................................................
9

Choosing a class of shares to buy..........................
10

Comparing the fund's classes...............................
11

Sales charges..............................................
12

More about deferred sales charges..........................
14

Buying shares..............................................
15

Exchanging shares..........................................
17

Redeeming shares...........................................
19

Other things to know about share transactions..............
21

Dividends, distributions and taxes.........................
23

Share price................................................
25

Financial highlights.......................................
26


YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                 Smith
Barney Mutual Funds    1

Intermediate Maturity New York Municipals Fund
2


   INVESTMENTS, RISKS AND PERFORMANCE


INVESTMENT OBJECTIVE

The fund seeks to provide New York investors with as high a level of current income exempt from federal income taxes and New York state and New York City personal income taxes as is consistent with the preservation of principal.


PRINCIPAL INVESTMENT STRATEGIES


KEY INVESTMENTS The fund invests primarily in investment grade municipal securities. These include securities issued by the State of New York and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest which is exempt from federal income and New York state and New
York City personal income taxes. The fund maintains an average portfolio maturity of between three and ten years. The fund can invest up to 20% of its assets in unrated securities that the manager determines are investment grade.

SELECTION PROCESS The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities it believes will benefit from changes in market conditions.
In selecting
individual securities, the manager:

- Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

- May trade between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

- Considers the yields available for securities with different maturities and a security's maturity in light of the outlook for the issuer, its sector and interest rates

- Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

2  Intermediate Maturity New York Municipals Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

- Interest rates rise, causing the value of the fund's portfolio to decline

- The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded

- New York municipal securities fall out of favor with investors. The fund may suffer more than a national fund from adverse events affecting New York municipal issuers

- Unfavorable legislation affects the tax-exempt status of municipal bonds

- The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect


It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal, New
York State and New York City taxation. The fund may realize taxable capital gains on the sale of its securities or on transactions in derivative contracts.
Some of the fund's income may be subject to the federal alternative minimum tax.
In addition, distributions of the fund's income and gains will be taxable to investors in states other than New York.


The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

WHO MAY WANT TO INVEST The fund may be an appropriate investment if you are a
New York taxpayer:

- In a high federal tax bracket seeking income exempt from New York and federal taxation

- Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

- Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

                                                Smith
Barney Mutual Funds   3

RISK RETURN BAR CHART


This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.


This bar chart shows the performance of the fund's Class A shares for each of the past seven years. Class L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


                        TOTAL RETURN FOR CLASS A SHARES

[Risk bar chart]

-----------------------------------------------------------
-  -------------------------------------------
1992
9.77
1993
10.56
1994
-3.92
1995
12.93
1996
3.75
1997
8.33
1998
5.63
1999
-2.12

                        CALENDAR YEARS ENDED DECEMBER 31


QUARTERLY RETURNS


Highest: 4.63% in 1st quarter 1995; Lowest: (4.82)% in 1st quarter 1994.

4  Intermediate Maturity New York Municipals Fund

RISK RETURN TABLE


This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Lehman
Brothers Municipal Bond Index (the "Lehman Index"), an unmanaged broad-based index of municipal bonds and the Lipper New York
Intermediate Maturity Municipal
Fund Average (the "Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 1999


     CLASS       1 YEAR    5 YEARS   10 YEARS   SINCE
INCEPTION   INCEPTION DATE
       A         (4.10)%    5.17%       n/a          5.20%
12/31/91
       L         (4.34)%    5.13%       n/a          5.24%
12/5/94
      Y**            n/a      n/a       n/a            n/a
11/7/94
  Lehman Index   (2.06)%    6.91%       n/a          7.44%
*
  Lipper Funds
    Average      (1.59)%    5.36%       n/a          5.22%
*


 * Index comparison begins on December 31, 1991.


** There were no Class Y shares outstanding for the calendar year ended December
   31, 1999.


                                                Smith
Barney Mutual Funds  5

FEE TABLE


This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                SHAREHOLDER FEES


  (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A
CLASS L   CLASS Y
  Maximum sales charge (load) imposed on
  purchases
  (as a % of offering price)                  2.00%
1.00%     None

  Maximum deferred sales charge (load) (as
  a % of the lower of net asset value at
  purchase or redemption)                     None*
1.00%     None


                         ANNUAL FUND OPERATING EXPENSES


   (EXPENSES DEDUCTED FROM FUND ASSETS)   CLASS A   CLASS L
CLASS Y+
  Management fees**                        0.50%     0.50%
0.50%

  Distribution and service (12b-1) fees    0.15%     0.35%
None
  Other expenses                           0.23%     0.22%
0.23%
                                          -------   -------
-------

  Total annual fund operating expenses     0.88%     1.07%
0.73%
  Management fee waivers                  (0.15)%   (0.15)%
(0.15)%
                                          -------   -------
-------

  Net annual portfolio operating
    expenses                               0.73%     0.92%
0.58%
                                          =======   =======
=======


* You may buy Class A shares in amounts of $500,000 or more at net asset value
   (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


** Management has agreed to waive a portion of its management fees. As a result of the management fee waivers currently in effect, the actual management fees were 0.35%. The manager may change or eliminate these fee waivers at any time.



+ For Class Y shares, "Other expenses" have been estimated based on expenses incurred by Class A Shares because prior to November 30, 1999 no Class Y
   Shares were sold.


6  Intermediate Maturity New York Municipals Fund

EXAMPLE

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower.
The example assumes:

- You invest $10,000 in the fund for the period shown

- Your investment has a 5% return each year

- You reinvest all distributions and dividends without a sales charge

- The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES


                                          1 YEAR   3 YEARS
5 YEARS   10 YEARS
  Class A (with or without redemption)     $288     $475
$678      $1,263

  Class L (redemption at end of period)    $308     $437
$684      $1,393

  Class L (no redemption)                  $208     $437
$684      $1,393

  Class Y (with or without redemption)     $ 75     $233
$406      $  906


                                                   Smith
Barney Mutual Funds  7

   MORE ON THE FUND'S INVESTMENTS

NEW YORK MUNICIPAL SECURITIES New York municipal securities include debt obligations issued by certain non-New York governmental issuers such as Puerto
Rico, the Virgin Islands and Guam. The interest on New York municipal securities is exempt from federal income tax and New York state and New York City personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation.

The New York municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

The fund normally invests in intermediate-term municipal securities, which are securities that have remaining maturities at the time of purchase of three to ten years. The fund normally maintains an average portfolio maturity of between three and ten years.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

8  Intermediate Maturity New York Municipals Fund

   MANAGEMENT

MANAGER The fund's investment adviser and administrator is SSB
Citi Fund Management LLC (successor to SSBC Fund Management
Inc.), an affiliate
of Salomon Smith Barney Inc. The manager's address is 388
Greenwich Street, New
York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of
Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Joseph P. Deane, investment officer of the manager and a managing director of
Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since February 2, 1999. Mr. Deane has 30 years of securities business experience.

MANAGEMENT FEES For its services, the manager received a management fee and administrative fee during the fund's last fiscal year equal to 0.21% and 0.14%, respectively, of the fund's average daily net assets.

DISTRIBUTOR The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sells fund shares to the public.

DISTRIBUTION PLAN The fund has adopted a Rule 12b-1 distribution plan for its
Class A and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT  Smith
Barney Private Trust
Company serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

                                                    Smith
Barney Mutual Funds  9

   CHOOSING A CLASS OF SHARES TO BUY

You can choose among three classes of shares: Classes A, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

- If you establish a program of regular investment, you may wish to consider
  Class A shares; as the investment accumulates, you may qualify for reduced sales charges and the shares are subject to lower ongoing expenses.

- Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class.
  Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.

You may buy shares from:

- A Salomon Smith Barney Financial Consultant

- An investment dealer in the selling group or a broker that clears through
  Salomon Smith Barney -- a dealer representative


- The fund, but only if you are investing through certain dealer representatives


INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                   INITIAL
ADDITIONAL
                                          CLASSES A, L
CLASS Y     ALL CLASSES
  General                                  $1,000
$15 million       $50

  Monthly Systematic Investment Plans        $25
n/a       $25

  Quarterly Systematic Investment Plans      $50
n/a       $50

  Uniform Gift to Minor Accounts            $250
$15 million       $50

10  Intermediate Maturity New York Municipals Fund

   COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.


                           CLASS A           CLASS L
CLASS Y

KEY FEATURES           - Initial sales   - Initial sales
- No initial or
                         charge            charge is
deferred sales
                       - You may           lower than
charge
                         qualify for       Class A
- Minimum
                         reduction or    - Deferred sales
investment of
                         waiver of         charge for 1
at least $15
                         initial sales     year
million
                         charge          - Higher annual
- Lower annual
                       - Lower annual      expenses than
expenses than
                         expenses than     Class A
the other
                         Class L
classes
-----------------------------------------------------------
----------------

INITIAL SALES CHARGE     Up to 2.00%;      1.00%
None
                         reduced for
                         large
                         purchases and
                         waived for
                         certain
                         investors. No
                         charge for
                         purchases of
                         $500,000 or
                         more
-----------------------------------------------------------
----------------

DEFERRED SALES CHARGE    1.00% on          1.00% if you
None
                         purchases of      redeem within
                         $500,000 or       1 year of
                         more if you       purchase
                         redeem within
                         1 year of
                         purchase
-----------------------------------------------------------
----------------

ANNUAL DISTRIBUTION      0.15% of average  0.35% of average
None
AND SERVICE FEES         daily net         daily net
                         assets            assets
-----------------------------------------------------------
----------------

EXCHANGE PRIVILEGE*      Class A shares    Class L shares
Class Y shares
                         of most Smith     of most Smith
of most Smith
                         Barney funds      Barney funds
Barney funds


-----------------------------------------------------------
-------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                   Smith
Barney Mutual Funds  11

   SALES CHARGES

CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on investments of $500,000 or more, or on the fund's distributions or dividends you reinvest in additional
Class A shares.

                                                 SALES
CHARGE AS A % OF:
                                               OFFERING
NET AMOUNT
             AMOUNT OF PURCHASE                PRICE (%)
INVESTED (%)
Less than $500,000                               2.00
2.04
$500,000 or more                                  -0-
-0-

INVESTMENTS OF $500,000 OR MORE You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you combine the current value of Class A shares owned

- by you, or

- by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of
Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent -- lets you purchase Class A shares of the fund and other Smith
Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

12  Intermediate Maturity New York Municipals Fund

WAIVERS FOR CERTAIN CLASS A INVESTORS Class A initial sales charges are waived for certain types of investors, including:

- Employees of members of the NASD

- Clients of newly employed Salomon Smith Barney Financial
Consultants, if
  certain conditions are met

- Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial
Consultant or dealer
  representative is notified


If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").


CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney Mutual Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

                                                 Smith
Barney Mutual Funds  13

   MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

- Shares exchanged for another Smith Barney fund

- Shares representing reinvested distributions and dividends

- Shares no longer subject to the deferred sales charge


Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past
60 days and paid a
deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your
Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

- On payments made through certain systematic withdrawal plans

- For involuntary redemptions of small account balances

- For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


14  Intermediate Maturity New York Municipals Fund

   BUYING SHARES

           Through a   You should contact your Salomon
Smith Barney
       Salomon Smith   Financial Consultant or dealer
representative
    Barney Financial   to open a brokerage account and make
          Consultant   arrangements to buy shares.
           or dealer
      representative   If you do not provide the following
                       information, your order will be
rejected:

                       - Class of shares being bought
                       - Dollar amount or number of shares
being
                         bought

                       You should pay for your shares
through your
                       brokerage account no later than the
third
                       business day after you place your
order.
                       Salomon Smith Barney or your dealer
                       representative may charge an annual
account
                       maintenance fee.
-----------------------------------------------------------
---------
         Through the   Certain other investors who are
clients of a
 fund's sub-transfer   selling group member are eligible to
buy
               agent   shares directly from the fund.

                       - Write the sub-transfer agent at
the
                         following address:
                            SMITH BARNEY INVESTMENT TRUST
                            INTERMEDIATE MATURITY NEW YORK
                            MUNICIPALS FUND
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RHODE ISLAND 02940-
9699

                       - Enclose a check to pay for the
shares. For
                         initial purchases, complete and
send an
                         account application.
                       - For more information, call the
transfer
                         agent at 1-800-451-2010.


                                                   Smith
Barney Mutual Funds  15


           Through a   You may authorize Salomon Smith
Barney, your
          systematic   dealer representative or the sub-
transfer
     investment plan   agent to transfer funds
automatically from a
                       regular bank account, cash held in a
Salomon
                       Smith Barney brokerage account or
Smith
                       Barney money market fund to buy
shares on a
                       regular basis.

                       - Amounts transferred should be at
least: $25
                         monthly or $50 quarterly.
                       - If you do not have sufficient
funds in your
                         account on a transfer date,
Salomon Smith
                         Barney, your dealer representative
or the
                         sub-transfer agent may charge you
a fee.

                       For more information, contact your
Salomon
                       Smith Barney Financial Consultant,
dealer
                       representative or the transfer agent
or
                       consult the SAI.

16  Intermediate Maturity New York Municipals Fund

   EXCHANGING SHARES

 Smith Barney offers   You should contact your Salomon
Smith Barney
       a distinctive   Financial Consultant or dealer
representative
    family of mutual   to exchange into other Smith Barney
mutual
   funds tailored to   funds. Be sure to read the
prospectus of the
       help meet the   Smith Barney mutual fund you are
exchanging
    varying needs of   into. An exchange is a taxable
transaction.
      both large and
     small investors   - You may exchange shares only for
shares of
                         the same class of another Smith
Barney fund.
                         Not all Smith Barney funds offer
all
                         classes.
                       - Not all Smith Barney funds may be
offered
                         in your state of residence.
Contact your
                         Salomon Smith Barney Financial
Consultant,
                         dealer representative or the
transfer
                         agent.
                       - You must meet the minimum
investment amount
                         for each fund (except for
systematic
                         exchanges).
                       - If you hold share certificates,
the
                         sub-transfer agent must receive
the
                         certificates endorsed for transfer
or with
                         signed stock powers (documents
transferring
                         ownership of certificates) before
the
                         exchange is effective.
                       - The fund may suspend or terminate
your
                         exchange privilege if you engage
in an
                         excessive pattern of exchanges.
-----------------------------------------------------------
---------
           Waiver of   Your shares will not be subject to
an initial
    additional sales   sales charge at the time of the
exchange.
             charges
                       Your deferred sales charge (if any)
will
                       continue to be measured from the
date of your
                       original purchase.


                                                   Smith
Barney Mutual Funds  17


        By telephone   If you do not have a brokerage
account, you
                       may be eligible to exchange shares
through
                       the transfer agent. You must
complete an
                       authorization form to authorize
telephone
                       transfers. If eligible, you may make
                       telephone exchanges on any day the
New York
                       Stock Exchange is open. Call the
transfer
                       agent at 1-800-451-2010 between 9:00
a.m. and
                       4:00 p.m. (Eastern time).

                       You can make telephone exchanges
only between
                       accounts that have identical
registrations.
-----------------------------------------------------------
---------
             By mail   If you do not have a Salomon Smith
Barney
                       brokerage account, contact your
dealer
                       representative or write to the sub-
transfer
                       agent at the address on the
following page.

18  Intermediate Maturity New York Municipals Fund

   REDEEMING SHARES

           Generally   Contact your Salomon Smith Barney
Financial
                       Consultant or dealer representative
to redeem
                       shares of the fund.

                       If you hold share certificates, the
                       sub-transfer agent must receive the
                       certificates endorsed for transfer
or with
                       signed stock powers before the
redemption is
                       effective.

                       If the shares are held by a
fiduciary or
                       corporation, other documents may be
required.

                       Your redemption proceeds will be
sent within
                       three business days after your
request is
                       received in good order. However, if
you
                       recently purchased your shares by
check, your
                       redemption proceeds will not be sent
to you
                       until your original check clears
which may
                       take up to 15 days.

                       If you have a Salomon Smith Barney
brokerage
                       account, your redemption proceeds
will be
                       placed in your account and not
reinvested
                       without your specific instruction.
In other
                       cases, unless you direct otherwise,
your
                       redemption proceeds will be paid by
check
                       mailed to your address of record.
-----------------------------------------------------------
---------
             By mail   For accounts held directly at the
fund, send
                       written requests to the sub-transfer
agent at
                       the following address:
                            SMITH BARNEY INVESTMENT TRUST
                            INTERMEDIATE MATURITY NEW YORK
                            MUNICIPALS FUND
                            (SPECIFY CLASS OF SHARES)
                            C/O PFPC GLOBAL FUND SERVICES
                            P.O. BOX 9699
                            PROVIDENCE, RHODE ISLAND 02940-
9699

                       Your written request must provide
the
                       following:

                       - Your account number
                       - The class of shares and the dollar
amount
                         or number of shares to be redeemed
                       - Signatures of each owner exactly
as the
                         account is registered


                                                   Smith
Barney Mutual Funds  19


        By telephone   If you do not have a brokerage
account, you
                       may be eligible to redeem shares in
amounts
                       up to $10,000 per day through the
transfer
                       agent. You must complete an
authorization
                       form to authorize telephone
redemptions. If
                       eligible, you may request
redemptions by
                       telephone on any day the New York
Stock
                       Exchange is open. Call the transfer
agent at
                       1-800-451-2010 between 9:00 a.m. and
4:00
                       p.m. (Eastern time).

                       Your redemption proceeds can be sent
by check
                       to your address of record or by wire
transfer
                       to a bank account designated on your
                       authorization form. You must submit
a new
                       authorization form to change the
bank account
                       designated to receive wire transfers
and you
                       may be asked to provide certain
other
                       documents.
-----------------------------------------------------------
---------
      Automatic cash   You can arrange for the automatic
redemption
    withdrawal plans   of a portion of your shares on a
monthly or
                       quarterly basis. To qualify you must
own
                       shares of the fund with a value of
at least
                       $10,000 and each automatic
redemption must be
                       at least $50. If your shares are
subject to a
                       deferred sales charge, the sales
charge will
                       be waived if your automatic payments
do not
                       exceed 1% per month of the value of
your
                       shares subject to a deferred sales
charge.

                       The following conditions apply:

                       - Your shares must not be
represented by
                         certificates
                       - All dividends and distributions
must be
                         reinvested

                       For more information, contact your
Salomon
                       Smith Barney Financial Consultant or
dealer
                       representative or consult the SAI.

20  Intermediate Maturity New York Municipals Fund

   OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information, without which your request will not be processed:

- Name of the fund

- Account number

- Class of shares being bought, exchanged or redeemed

- Dollar amount or number of shares being bought, exchanged or redeemed

- Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

- Are redeeming over $10,000 of shares

- Are sending signed share certificates or stock powers to the sub-transfer agent

- Instruct the sub-transfer agent to mail the check to an address different from the one on your account

- Change your account registration

- Want the check paid to someone other than the account owner(s)

- Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

- Suspend the offering of shares

- Waive or change minimum and additional investment amounts

- Reject any purchase or exchange order

- Change, revoke or suspend the exchange privilege

- Suspend telephone transactions

                                                   Smith
Barney Mutual Funds  21

- Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

- Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

SMALL ACCOUNT BALANCES If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

22  Intermediate Maturity New York Municipals Fund

   DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS The fund pays dividends each month from its net investment income.
The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends.
Alternatively, you can instruct your Salomon Smith Barney
Financial Consultant,
dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES The following table describes the tax consequences of certain fund transactions.

      TRANSACTION            FEDERAL TAX STATUS       NEW
YORK TAX STATUS

Redemption or exchange    Usually capital gain or   Usually
capital gain or
  of shares               loss; long-term only if   loss
                          shares owned more than
                          one year

Long-term capital gain    Taxable gain              Taxable
gain
  distributions

Short-term capital gain   Ordinary income
Ordinary income
  distributions

Dividends                 Exempt if from interest   Exempt
if from interest
                          on tax-exempt             on New
York municipal
                          securities, otherwise
securities, otherwise
                          ordinary income
ordinary income

                                                   Smith
Barney Mutual Funds  23

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, taxable dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

24  Intermediate Maturity New York Municipals Fund

   SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares.
The fund calculates its net asset value every day the New
York Stock Exchange is
open. The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

Generally, the fund's investments are valued by an independent pricing service.
If market quotations or a valuation from the pricing service is not readily available for a security or if a security's value has been materially affected by events occurring after the close of the Exchange or market on which the security is principally traded, that security may be valued by another method that the fund's board believes accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities. A security's valuation may differ depending on the method used for determining value.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer
representative before the New York Stock Exchange closes.
If the Exchange closes
early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                   Smith
Barney Mutual Funds  25

   FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than
5 years). Certain information reflects financial results for a single share.
Total return represents the rate that a shareholder would have earned (or lost) on an investment in a class assuming reinvestment of all dividends and distributions. The information in the following tables, was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request). No information is present for Class Y shares because no shares were outstanding during these fiscal years.

                   FOR A CLASS A SHARE OF BENEFICIAL
INTEREST
              OUTSTANDING THROUGHOUT EACH YEAR ENDED
NOVEMBER 30:

                                  1999(1)   1998     1997
1996     1995
-----------------------------------------------------------
------------------
Net asset value, beginning of
  year                              $8.76    $8.57    $8.47
$8.48    $7.80
-----------------------------------------------------------
------------------
Income (loss) from operations:
  Net investment income(2)           0.38     0.40     0.41
0.41     0.41
  Net realized and unrealized
    gain (loss)                     (0.48)    0.19     0.10
(0.01)    0.68
-----------------------------------------------------------
------------------
Total income (loss) from
  operations                        (0.10)    0.59     0.51
0.40     1.09
-----------------------------------------------------------
------------------
Less distributions from:
  Net investment income             (0.38)   (0.40)
(0.41)   (0.41)   (0.41)
-----------------------------------------------------------
------------------

Total distributions                 (0.38)    (0.40)
(0.41)   (0.41)   (0.41)

-----------------------------------------------------------
------------------
Net asset value, end of year        $8.28    $8.76    $8.57
$8.47    $8.48
-----------------------------------------------------------
------------------
Total return(3)                     (1.18)%   7.01%
6.23%    4.85%   14.31%
-----------------------------------------------------------
------------------
Net assets, end of year (000)'s   $59,896  $54,624  $48,759
$49,355  $52,568
-----------------------------------------------------------
------------------
Ratios to average net assets:
  Expenses(2)                        0.73%    0.70%
0.67%    0.66%    0.65%
  Net investment income              4.47     4.59     4.83
4.86     5.01
-----------------------------------------------------------
------------------
Portfolio turnover rate                23%      53%
52%      67%      --
-----------------------------------------------------------
------------------

(1) Per shares amounts have been calculated using the average shares method.
(2) The investment adviser has waived all or part of its fees for the five years ended November 30, 1999. If such fees had not been waived, the per share effect on net investment
     income and the expense ratios would have been as follows:

                               PER SHARE DECREASE IN NET
EXPENSE RATIOS
                                   INVESTMENT INCOME
WITHOUT FEE WAIVERS
                           1999   1998   1997   1996   1995
1999   1998   1997   1996   1995
    -------------------------------------------------------
------------------------------------
    Class A                $0.01  $0.02  $0.03  $0.04
$0.03  0.88%  0.89%  0.98%  1.08%  0.97%
    -------------------------------------------------------
------------------------------------

(3) Total return does not reflect any applicable sales load or deferred sales charges.

26  Intermediate Maturity New York Municipals Fund

                 FOR A CLASS L SHARE OF BENEFICIAL
INTEREST

              OUTSTANDING THROUGHOUT EACH YEAR ENDED
NOVEMBER 30:

                                 1999(1)  1998(2)   1997
1996    1995(3)
-----------------------------------------------------------
-----------------
Net asset value, beginning of
  year                             $8.76    $8.57    $8.47
$8.48    $7.87
-----------------------------------------------------------
-----------------
Income (loss) from operations:
  Net investment income(4)          0.37     0.38     0.39
0.39     0.38
  Net realized and unrealized
    gain (loss)                    (0.50)    0.19     0.10
(0.01)    0.61
-----------------------------------------------------------
-----------------
Total income (loss) from
  operations                       (0.13)    0.57     0.49
0.38     0.99
-----------------------------------------------------------
-----------------
Less distributions from:
  Net investment income            (0.36)   (0.38)   (0.39)
(0.39)   (0.38)
-----------------------------------------------------------
-----------------
Total distributions                (0.36)   (0.38)   (0.39)
(0.39)   (0.38)
-----------------------------------------------------------
-----------------
Net asset value, end of year       $8.27    $8.76    $8.57
$8.47    $8.48
-----------------------------------------------------------
-----------------
Total return(5)                    (1.49)%   6.79%    6.00%
4.64%   13.01%(++)
-----------------------------------------------------------
-----------------
Net assets, end of year (000)'s   $4.967   $4,247   $2,283
$1,192     $393
-----------------------------------------------------------
-----------------
Ratios to average net assets:
  Expenses(4)                       0.92%    0.89%    0.89%
0.88%    0.86%(+)
  Net investment income             4.28     4.38     4.61
4.64     4.74(+)
-----------------------------------------------------------
-----------------
Portfolio turnover rate               23%      53%      52%
67%      --
-----------------------------------------------------------
-----------------

(1) Per share amounts have been calculated using the average shares method.
(2) On June 12, 1998, Class C shares were renamed Class L shares.
(3) For the period from December 5, 1994 (inception date) to
     November 30, 1995.
(4) The investment adviser has waived all or part of its fees for the four years ended November 30, 1999 and the period
     ended November 30, 1995. If such fees had not been waived, the per share effect on net investment income and expense
     ratios would have been as follows:

                              PER SHARE DECREASES TO NET
EXPENSE RATIOS
                                   INVESTMENT INCOME
WITHOUT FEE WAIVERS
                           1999   1998   1997   1996   1995
1999   1998   1997   1996   1995
    -------------------------------------------------------
------------------------------------
    Class L                $0.01  $0.01  $0.03  $0.02
$0.03  1.07%  1.09%  1.20%  1.30%  1.19%(+)
    -------------------------------------------------------
------------------------------------

(5) Total return does not reflect applicable sales load or deferred sales charges.
(++) Total return is not annualized, as it may not be
     representative of the total return for the year.
(+)  Annualized.

                                                   Smith
Barney Mutual Funds  27

                      [This page intentionally left blank]

[SALOMON SMITH BARNEY LOGO]

INTERMEDIATE MATURITY
NEW YORK MUNICIPALS FUND

-- AN INVESTMENT PORTFOLIO OF
SMITH BARNEY INVESTMENT TRUST

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial
Consultant, dealer
representative or the transfer agent if you do not want this policy to apply to you.


STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund. It is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon
Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith
Barney Mutual Funds, 388
Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at WWW.SMITHBARNEY.COM

Information about the fund (including the SAI) can be reviewed and copied at the
Securities and Exchange Commission's (the "Commission")
Public Reference Room in
Washington, D.C. In addition, information on the operation of the Public
Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV.
Copies of this
information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's
Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith
Barney Inc.

(Investment Company Act
file no. 811-06444)
FD0247 3/00

        [SB] Smith Barney
        [MF] Mutual Funds





        P R O S P E C T U S



        Large
        Capitalization
        Growth Fund

        Class A, B, L and Y Shares
        --------------------------------------------
        March 29, 2000






        The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Large Capitalization Growth Fund

ontents

Investments, risks and
performance..........................................   2

More on the fund's
investments..............................................
6

Management.................................................
 .................   7

Choosing a class of shares to
buy...........................................   8

Comparing the fund's
classes................................................   9

Sales
charges....................................................
 ...........  10

More about deferred sales
charges...........................................  13

Buying
shares.....................................................
 ..........  14

Exchanging
shares.....................................................
 ......  15

Redeeming
shares.....................................................
 .......  16

Other things to know
about share
transactions...............................................
 .....  18

Salomon Smith Barney
Retirement
Programs...................................................
 ......  20

Dividends, distributions and
taxes..........................................  21

Share
price......................................................
 ...........  22

Financial
highlights.................................................
 .......  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks long-term growth of capital.

Principal investment strategies
Key investments The fund invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of invest-ment. Equity securities include U.S. exchange traded and over-the-counter com-mon stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager attempts to identify established large capitalization compa-nies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position.
Finally, the manager attempts to identify the best values available among the growth companies identified.

In selecting individual companies for investment, the manager considers:

 .Favorable earnings prospects
 .Technological innovation
 .Industry dominance
 .Competitive products and services
 .Global scope
 .Long term operating history
 .Consistent and sustainable long-term growth in dividends and earnings per share
 .Strong cash flow
 .High return on equity
 .Strong financial condition
 .Experienced and effective management

Large Capitalization Growth Fund

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 .U.S. stock markets decline, or perform poorly relative to other types of investments
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
 .Large capitalization stocks fall out of favor with investors
 .The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the U.S. stock market
 .Are looking for an investment with potentially greater return but higher risk than fixed income investments
 .Are willing to accept the risks of the stock market

Risk return bar chart

The bar chart below shows changes in the fund's performance from year to year.
Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's
Class A shares for
each of the past two years. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                              98              99
                             ----            ----
                            56.00%          30.84%



Smith Barney Mutual Funds

Quarterly returns:

Highest: 38.99% in 4th quarter 1998; Lowest: (12.69)% in
3rd quarter 1998

Risk return table
This table compares the average annual total return of each class for the peri-ods shown with that of the S&P 500 Composite Index, a broad-based unmanaged market capitalization-weighted measure of 500 widely held common stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999


Class          1 year  Since Inception Inception Date
 A             24.28%       35.75%         8/29/97
 B             24.88%       36.92%         8/29/97
 L             27.55%       37.16%         8/29/97
 Y             31.31%       37.94%        10/15/97
 S&P 500 Index 21.03%       25.22%           *
 *Index Comparison begins on August 31, 1997.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

 (fees paid directly from your investment)      Class A
Class B Class L Class Y
 Maximum sales charge (load) imposed on
 purchases (as a % of offering price)            5.00%
None   1.00%    None
 Maximum deferred sales charge (load) (as a %
 of the lower of net asset value at purchase
 or redemption)                                  None*
5.00%   1.00%    None
                        Annual fund operating expenses
 (expenses deducted from fund assets)           Class A
Class B Class L Class Y
 Management fee                                  0.75%
0.75%   0.75%   0.75%
 Distribution and service (12b-1) fees           0.25%
1.00%   1.00%    None
 Other expenses                                  0.15%
0.14%   0.14%   0.03%
                                                 -----   --
---   -----   -----
 Total annual fund operating expenses            1.15%
1.89%   1.89%   0.78%
                                                 =====
=====   =====   =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value
(without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


Large Capitalization Growth Fund

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5
years 10 years
Class A (with or without redemption)    $611   $847
$1,101   $1,828
Class B (redemption at end of period)   $692   $894
$1,121   $2,019
Class B (no redemption)                 $192   $594
$1,021   $2,019
Class L (redemption at end of period)   $390   $688
$1,111   $2,289
Class L (no redemption)                 $290   $688
$1,111   $2,289
Class Y (with or without redemption)    $ 80   $249   $
433   $  966


Smith Barney Mutual Funds

 More on the fund's investments

Foreign Investments The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securi-ties of foreign issuers involve greater risk than investments in securities of
U.S. issuers. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign coun-tries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Short-term investments While the fund intends to invest substantially all of its assets in equity securities, the fund may maintain up to 35% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Other investments The fund may invest up to 35% of its assets in equity securi-ties of companies with total market capitalizations below
$5 billion (i.e.,
medium or small capitalization companies).

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Large Capitalization Growth Fund

 Management

Manager The fund's investment manager is SSB Citi Fund
Management LLC (succes-
sor to SSBC Fund Management Inc.), an affiliate of Salomon
Smith Barney Inc.
The manager's address is 388 Greenwich Street, New York,
New York 10013. The
manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc.
Citigroup busi-
nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Alan Blake, investment officer of the manager and managing director of Salomon
Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since its inception in 1997. Mr. Blake has more than 21 years of securities business experience.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.75% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney
Private Trust Com-
pany serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class
A shares, and
  Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial
Additional
                                       Classes A, B, L
Class Y   All Classes
General                                    $1,000      $15
million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15
million     $50
Qualified Retirement Plans*                  $25       $15
million     $25
Simple IRAs                                  $1
n/a         $1
Monthly Systematic Investment Plans          $25
n/a         $25
Quarterly Systematic Investment Plans        $50
n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section
403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Large Capitalization Growth Fund

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L
Class Y
Key features             .Initial    .No initial .Initial
 .No initial
                          sales       sales       sales
or
                          charge      charge      charge is
deferred
                          .You may    .Deferred   lower
than  sales
                          qualify     sales       Class A
charge
                          for reduc-  charge      .Deferred
 .Must
                          tion or     declines    sales
invest at
                          waiver of   over time   charge
for  least $15
                          initial     .Converts   only 1
million
                          sales       to Class A  year
 .Lower
                          charge      after 8     .Does not
annual
                          .Lower      years       convert
to  expenses
                          annual      .Higher     Class A
than the
                          expenses    annual      .Higher
other
                          than Class  expenses    annual
classes
                          B and       than Class  expenses
                          Class L     A           than
Class
                                                  A
-----------------------------------------------------------
-------------
Initial sales charge      Up to       None        1.00%
None
                          5.00%;
                          reduced
                          for large
                          purchases
                          and waived
                          for cer-
                          tain
                          investors.
                          No charge
                          for pur-
                          chases of
                          $500,000
                          or more
-----------------------------------------------------------
-------------
Deferred sales charge     1.00% on    Up to 5.00%    1.00%
if    None
                          purchases   charged     you
redeem
                          of          when you    within 1
                          $500,000    redeem      year of
                          or more if  shares.     purchase
                          you redeem  The charge
                          within 1    is reduced
                          year of     over time
                          purchase    and there
                                      is no
                                      deferred
                                      sales
                                      charge
                                      after 6
                                      years
-----------------------------------------------------------
-------------
Annual distribution and   0.25% of    1.00% of    1.00% of
None
service fees              average     average     average
                          daily net   daily net   daily net
                          assets      assets      assets
-----------------------------------------------------------
-------------
Exchange Privilege*       Class A     Class B     Class L
Class Y
                          shares      shares      shares
shares
                          of most     of most     of most
of most
                          Smith       Smith       Smith
Smith
                          Barney      Barney      Barney
Barney
                          funds       funds       funds
funds
-----------------------------------------------------------
-------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.



Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.


                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                   0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-
 tain trustees and fiduciaries may be entitled to combine accounts in deter-
 mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the let-
  ter.


Large Capitalization Growth Fund

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD

 .Clients of newly employed Salomon Smith Barney Financial
Consultants if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial
Consultant or dealer
  representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").


Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.


Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into
Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:         Shares issued:       Shares issued:
At initial purchase    On reinvestment of   Upon exchange
from
                       dividends and        another Smith
Barney
                       distributions        fund
Eight years after the  In same proportion   On the date the
date of purchase       as the number of     shares
originally
                       Class B shares con-  acquired would
have
                       verting is to total  converted into
Class
                       Class B shares you   A shares
                       own (excluding
                       shares issued as
                       dividends)

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney Mutual Funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.


Smith Barney Mutual Funds

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can also use a letter of intent to meet this requirement by buying Class Y shares over a 13-month period. To qualify, you must initially invest $5,000,000.


Large Capitalization Growth Fund

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past
60 days and paid a
deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


Smith Barney Mutual Funds

 Buying shares

     Through a   You should contact your Salomon Smith
Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a
brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following
information, your order
        dealer   will be rejected:
representative

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through
your brokerage account
                 no later than the third business day after
you place your
                 order. Salomon Smith Barney or your dealer
representative may
                 charge an annual account maintenance fee.
-----------------------------------------------------------
---------------------

   Through the   Qualified retirement plans and certain
other investors who
   fund's sub-   are clients of a selling group member are
eligible to buy
      transfer   shares directly from the fund.
    agent
                 .Write the sub-transfer agent at the
following address:
                      Smith Barney Investment Trust
                      Large Capitalization Growth Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699
                 .Enclose a check to pay for the shares.
For initial pur-
                   chases, complete and send an account
application
                 .For more information, call the transfer
agent at 1-800-451-
                   2010
-----------------------------------------------------------
---------------------
     Through a
    systematic   You may authorize Salomon Smith Barney,
your dealer represen-
    investment   tative or the sub-transfer agent to
automatically transfer
          plan   funds from a regular bank account, cash
held in a Salomon
                 Smith Barney brokerage account or Smith
Barney money market
                 fund to buy shares on a regular basis.

                 .Amounts transferred should be at least:
$25 monthly or $50
                   quarterly.

                 .If you do not have sufficient funds in
your account on a
                   transfer date, Salomon Smith Barney,
your dealer represen-
                   tative or the sub--transfer agent may
charge you a fee.

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant, dealer
representative or the transfer
                 agent or consult the SAI.

Large Capitalization Growth Fund

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith
Barney Financial Con-
      offers a   sultant or dealer representative to
exchange into other Smith
   distinctive   Barney mutual funds. Be sure to read the
prospectus of the
     family of   Smith Barney mutual fund you are
exchanging into. An exchange
         funds   is a taxable transaction.
   tailored to
 help meet the   .You may exchange shares only for shares
of the same class of
 varying needs     another Smith Barney fund. Not all Smith
Barney funds offer
 of both large     all classes.
     and small   .Not all Smith Barney funds may be offered
in your state of
     investors     residence. Contact your Salomon Smith
Barney Financial Con-
                   sultant, dealer representative or the
transfer agent.

                 .You must meet the minimum investment
amount for each fund
                   (except for systematic exchanges)

                 .If you hold share certificates, the sub-
transfer agent must
                   receive the certificates endorsed for
transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) before the exchange is
effective.
                 .The fund may suspend or terminate your
exchange privilege if
                   you engage in an excessive pattern of
exchanges
-----------------------------------------------------------
---------------------
     Waiver of   Your shares will not be subject to an
initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will
continue to be mea-
                 sured from the date of your original
purchase. If the fund
                 you exchange into has a higher deferred
sales charge, you
                 will be subject to that charge. if you
exchange at any time
                 into a fund with a lower charge, the sales
charge will not be
                 reduced.
-----------------------------------------------------------
---------------------
  By telephone
                 If you do not have a brokerage account,
you may be eligible
                 to exchange shares through the transfer
agent. You must com-
                 plete an authorization form to authorize
telephone transfers.
                 If eligible, you may make telephone
exchanges on any day the
                 New York Stock Exchange is open. Call the
transfer agent at
                 1-800-451-2010 between 9:00 a.m. and 4:00
p.m. (Eastern
                 time).
                 You can make telephone exchanges only
between accounts that
                 have identical registrations.
-----------------------------------------------------------
---------------------
       By mail
                 If you do not have a Salomon Smith Barney
brokerage account,
                 contact your dealer representative or
write to the sub-trans-
                 fer agent at the address on the following
page.


Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney
Financial Consultant or
                 dealer representative to redeem shares of
the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for
transfer or with signed
                 stock powers before the redemption is
effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent
within three business
                 days after your request is received in
good order. However,
                 if you recently purchased your shares by check, your redemp-
                 tion proceeds will not be sent to you
until your original
                 check clears, which may take up to 15
days.

                 If you have a Salomon Smith Barney
brokerage account, your
                 redemption proceeds will be placed in your
account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address of
record.
-----------------------------------------------------------
---------------------
       By mail
                 For accounts held directly at the fund,
send written requests
                 to the sub-transfer agent at the following address:
                   Smith Barney Investment Trust
                   Large Capitalization Growth Fund
                   (Specify class of shares)

                   c/o PFPC Global Fund Services

                   P.O. Box 9699

                   Providence, RI 02940-9699

                 Your written request must provide the
following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is
                   registered

Large Capitalization Growth Fund

  By telephone
                 If you do not have a brokerage account,
you may be eligible
                 to redeem shares (except those held in
retirement plans) in
                 amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to
authorize telephone
                 redemptions. If eligible, you may request redemptions by tel-
                 ephone on any day the New York Stock
Exchange is open. Call
                 the transfer agent at 1-800-451-2010
between 9:00 a.m. and
                 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by
check to your address
                 of record or by wire transfer to a bank
account designated on
                 your authorization form. You must submit a
new authorization
                 form to change the bank account designated
to receive wire
                 transfers and you may be asked to provide
certain other docu-
                 ments.
-----------------------------------------------------------
---------------------
     Automatic
          cash   You can arrange for the automatic
redemption of a portion of
    withdrawal   your shares on a monthly or quarterly
basis. To qualify you
         plans   must own shares of the fund with a value
of at least $10,000
                 ($5,000 for retirement plan accounts) and
each automatic
                 redemption must be at least $50. If your
shares are subject
                 to a deferred sales charge, the sales
charge will be waived
                 if your automatic payments are equal to or
less than 1% per
                 month of the value of your shares subject
to a deferred sales
                 charge.

                 The following conditions apply:

                 .Your shares must not be represented by
certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant or dealer
representative or consult the
                 SAI.


Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed
 .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-
  tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Large Capitalization Growth Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


Smith Barney Mutual Funds

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon
Smith Barney or one of its affiliates. The fund offers
Class A and Class L
shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 .For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

 .For plans opened prior to March 1, 2000 and for plans that are part of the
  Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

  .Class A shares may be purchased by plans investing at least $1 million.

  .Class L shares may be purchased by plans investing less than $1 million.
    Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on Decem-ber 31 in any year, all Class L shares are eligible for exchange on or about
March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or
the transfer agent, or consult the SAI.

Large Capitalization Growth Fund

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith
Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain
or
                                       loss; long-term only
if
                                       shares owned more
than
                                       one year
Long-term capital gain distributions   Long-term capital
gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


Smith Barney Mutual Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York
Stock Exchange is
open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange
(normally 4:00 p.m.,
Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London Stock Exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been materially affected by event occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Large Capitalization Growth Fund

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by
KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, are included in the annual report
(available upon request).

 For a Class A share of capital stock outstanding throughout each year ended
 November 30:

                                     1999(/1/)  1998(/1/)
1997(/2/)
-----------------------------------------------------------
-----------
 Net asset value, beginning of year  $  17.41     $12.28
$11.88
-----------------------------------------------------------
-----------
 Income (loss) from operations:
 Net investment income (loss)           (0.06)     (0.04)
0.01
 Net realized and unrealized gain        6.92       5.20
0.39
-----------------------------------------------------------
-----------
 Total income from operations            6.86       5.16
0.40
-----------------------------------------------------------
-----------
 Less distributions from:
 Net investment income (loss)              --      (0.02)
--
 Net realized gains (loss)              (0.33)     (0.01)
--
-----------------------------------------------------------
-----------
 Total distributions                    (0.33)     (0.03)
--
-----------------------------------------------------------
-----------
 Net asset value, end of year        $  23.94     $17.41
$12.28
-----------------------------------------------------------
-----------
 Total return                           39.50%     42.12%
3.37%++
-----------------------------------------------------------
-----------
 Net assets, end of year (000)'s     $770,392   $324,664
$111,063
-----------------------------------------------------------
-----------
 Ratios to average net assets:
 Expenses                                1.15%      1.19%
1.15%+
 Net investment income (loss)           (0.27)     (0.38)
0.38+
-----------------------------------------------------------
-----------
 Portfolio turnover rate                    9%        14%
1%
-----------------------------------------------------------
-----------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) For the period from August 29, 1997 (inception date) to November 30, 1997.

++    Total return is not annualized, as it may not be
representative of the
      total return for the year.

+     Annualized.


Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended
 November 30:

                                      1999(/1/)  1998(/1/)
1997(/2/)
-----------------------------------------------------------
------------
 Net asset value, beginning of year      $17.26    $12.26
$11.88
-----------------------------------------------------------
------------
 Income (loss) from operations:
 Net investment loss                      (0.22)    (0.17)
(0.01)
 Net realized and unrealized gain          6.85      5.19
0.39
-----------------------------------------------------------
------------
 Total income from operations              6.63      5.02
0.38
-----------------------------------------------------------
------------
 Less distributions from:
 Net investment income (loss)               --      (0.01)
--
 Net realized gains (loss)                (0.33)    (0.01)
--
-----------------------------------------------------------
------------
 Total distributions                      (0.33)    (0.02)
--
-----------------------------------------------------------
------------
 Net asset value, end of year            $23.56    $17.26
$12.26
-----------------------------------------------------------
------------
 Total return                             38.51%    41.02%
3.20%++
-----------------------------------------------------------
------------
 Net assets, end of year (000)'s     $1,710,004  $636,464
$179,598
-----------------------------------------------------------
------------
 Ratios to average net assets:
 Expenses                                  1.89%     1.95%
1.90%+
 Net investment (loss)                   (1.01)     (1.14)
(0.37)+
-----------------------------------------------------------
------------
 Portfolio turnover rate                      9%       14%
1%
-----------------------------------------------------------
------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) For the period from August 29, 1997 (inception date) to November 30, 1997.

++    Total return is not annualized, as it may not be
representative of the
      total return for the year.

+     Annualized.

Large Capitalization Growth Fund

 For a Class L share of capital stock outstanding throughout each year ended November 30:

                                         1999(/1/)
1998(/1/)(/2/) 1997(/3/)
-----------------------------------------------------------
------------------
 Net asset value, beginning of year    $17.26
$12.26      $11.88
-----------------------------------------------------------
------------------
 Income (loss) from operations:
 Net investment loss                    (0.22)
(0.17)      (0.01)
 Net realized and unrealized gain        6.85
5.19        0.39
-----------------------------------------------------------
------------------
 Total income from operations            6.63
5.02        0.38
-----------------------------------------------------------
------------------
 Less distributions from:
 Net investment income (loss)              --
(0.01)         --
 Net realized gains (loss)              (0.33)
(0.01)         --
-----------------------------------------------------------
------------------
 Total distributions                    (0.33)
(0.02)         --
-----------------------------------------------------------
------------------
 Net asset value, end of year          $23.56
$17.26      $12.26
-----------------------------------------------------------
------------------
 Total return                           38.51%
41.02%       3.20%++
-----------------------------------------------------------
------------------
 Net assets, end of year (000)'s     $677,792
$187,741     $37,224
-----------------------------------------------------------
------------------
 Ratios to average net assets:
 Expenses                                1.89%
1.96%       1.90%+
 Net investment (loss)                  (1.01)
(1.14)      (0.38)+
-----------------------------------------------------------
------------------
 Portfolio turnover rate                    9%
14%          1%
-----------------------------------------------------------
------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) On June 12, 1998, Class C shares were renamed Class L shares.

(/3/) For the period from August 29, 1997 (inception date) to November 30,
 1997.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+  Annualized.


Smith Barney Mutual Funds

 For a Class Y share of capital stock outstanding throughout each year ended
 November 30:

                                           1999(/1/)
1998(/1/)   1997(/2/)
-----------------------------------------------------------
-------------------
 Net asset value, beginning of year          $17.49
$12.29      $12.66
-----------------------------------------------------------
-------------------
 Income (loss) from operations:
 Net investment income (loss)                  0.02
(0.00)*      0.01
 Net realized and unrealized gain (loss)       6.96
5.23       (0.38)
-----------------------------------------------------------
-------------------
 Total income (loss) from operations           6.98
5.23       (0.37)
-----------------------------------------------------------
-------------------
 Less distributions from:
 Net investment income (loss)                    --
(0.02)         --
 Net realized gains (loss)                    (0,33)
(0.01)         --
-----------------------------------------------------------
-------------------
 Total distributions                          (0.33)
(0.03)         --
-----------------------------------------------------------
-------------------
 Net asset value, end of year                 24.14
$17.49      $12.29
-----------------------------------------------------------
-------------------
 Total return                                 40.00%
42.61%      (2.92)%++
-----------------------------------------------------------
-------------------
 Net assets, end of year (000)'s           $186,369
$133,556     $84,758
-----------------------------------------------------------
-------------------
 Ratio to average net assets:
 Expenses                                      0.78%
0.83%       0.82%+
 Net investment income (loss)                  0.09%
(0.02)       0.54+
-----------------------------------------------------------
-------------------
 Portfolio turnover rate                          9%
14%          1%
-----------------------------------------------------------
-------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) For the period from October 15, 1997 (inception date) to November 30, 1997.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

Large Capitalization Growth Fund

Salomon Smith Barney
                                                    -------
---------------------
                                                    A
member of citigroup [LOGO]

Large Capitalization Growth Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial
Consultant, dealer
representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon
Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith
Barney Mutual Funds, 388
Greenwich Street, MF2, New York, New York 10013.
Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission")
Public Reference
Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Reports and other information about the Fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's
Public Reference Section, Washington, D.C. 20549-0102.
If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith
Barney Inc.
(Investment Company Act
file no. 811-06444)

FD01306 3/00






        [SB] Smith Barney
        [MF] Mutual Funds





        P R O S P E C T U S



        Large
        Capitalization
        Growth Fund

        Class Z Shares
        --------------------------------------------
        March 29, 2000






        The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.










LARGE CAPITALIZATION GROWTH FUND

CONTENTS

Investments, risks and
performance..........................................   2

More on the fund's
investments..............................................
6

Management.................................................
 .................   7

Buying, redeeming and exchanging Class Z
shares...............................   8

Dividends, distributions and
taxes..........................................   9

Share
price......................................................
 ...........  10

Financial
highlights.................................................
 .......  11

The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Bar-ney Inc. or any of its affiliates.

YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Smith Barney Mutual Funds

 INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS The fund invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of invest-ment. Equity securities include U.S. exchange traded and over-the-counter com-mon stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

SELECTION PROCESS The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager attempts to identify established large capitalization compa-nies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position.
Finally, the manager attempts to identify the best values available among the growth companies identified.

In selecting individual companies for investment, the manager considers:

 .Favorable earnings prospects
 .Technological innovation
 .Industry dominance
 .Competitive products and services
 .Global scope
 .Long term operating history
 .Consistent and sustainable long-term growth in dividends and earnings per share
 .Strong cash flow
 .High return on equity
 .Strong financial condition
 .Experienced and effective management

Large Capitalization Growth Fund--Class Z Shares

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

 .U.S. stock markets decline, or perform poorly relative to other types of investments
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
 .Large capitalization stocks fall out of favor with investors
 .The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

WHO MAY WANT TO INVEST The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the U.S. stock market
 .Are looking for an investment with potentially greater return but higher risk than fixed income investments
 .Are willing to accept the risks of the stock market


Smith Barney Mutual Funds

RISK RETURN BAR CHART

The bar chart below shows changes in the fund's performance from year to year.
Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's
Class A shares since inception. Class Z shares have different performance because of different expenses.

                      TOTAL RETURN FOR CLASS A SHARES

                                  98      99
                                 ----    ----
                                54.72%  30.84%

                       Calendar years ended December 31


QUARTERLY RETURNS:

Highest: 38.99% in 4th quarter 1998; Lowest: (12.69)% in
3rd quarter 1998.

RISK RETURN TABLE

This table compares the average annual total return of each class for the peri-ods shown with that of the S&P 500 Index, a broad-based unmanaged market capitalization-weighted measure of 500 widely held common stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                        AVERAGE ANNUAL TOTAL RETURNS

                  CALENDAR YEARS ENDED DECEMBER 31, 1999

CLASS           1 YEAR SINCE INCEPTION INCEPTION DATE
 A**              24.28%     35.75%     8/29/97
 S&P 500 Index    21.03%     25.22%       *

 *  Index comparison begins on August 31, 1997.

**  Because Class Z shares were offered on January 4, 1999,
Class Z shares do
    not yet have a sufficient operating history to generate the performance information.

Large Capitalization Growth Fund--Class Z Shares

FEE TABLE
This table sets forth the fees and expenses you will pay if you invest in fund shares.

            ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee                        0.75%
Other expenses                        0.03%
                                      -----
Total annual fund operating expenses  0.78%
                                      =====

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends
 .The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
Class Z   $80    $249    $433     $966

                                                  Smith
Barney Mutual Funds

 MORE ON THE FUND'S INVESTMENTS

FOREIGN INVESTMENTS. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securi-ties of foreign issuers involve greater risk than investments in securities of
U.S. issuers. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign coun-tries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

SHORT-TERM INVESTMENTS While the fund intends to invest substantially all of its assets in equity securities, the fund may maintain up to 35% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

OTHER INVESTMENTS The fund may invest up to 35% of its assets in equity securi-ties of companies with total market capitalizations below
$5 billion (i.e.,
medium or small capitalization companies).

DEFENSIVE INVESTING The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.


Large Capitalization Growth Fund--Class Z Shares

 MANAGEMENT

MANAGER The fund's investment manager is SSB Citi Fund
Management LLC (succes-
sor to SSBC Fund Management Inc.), an affiliate of Salomon
Smith Barney Inc.
The manager's address is 388 Greenwich Street, New York,
New York 10013. The
manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc.
Citigroup busi-
nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Alan Blake, investment officer of the manager and managing director of Salomon
Smith Barney, has been responsible for the day to day management of the fund's portfolio since its inception in 1997. Mr. Blake has more than 21 years of securities business experience.

MANAGEMENT FEE For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.75% of the fund's average daily net assets.

DISTRIBUTOR The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Smith Barney
Private Trust
Company serves as the fund's transfer agent and shareholder servicing agent
(the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund
Services serves as the
fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


Smith Barney Mutual Funds

 BUYING, REDEEMING AND EXCHANGING CLASS Z SHARES

     Through a   You may buy, redeem or exchange Class Z
shares only through a
     qualified   "qualified plan." A qualified plan is a
tax-exempt employee
          plan   benefit or retirement plan of Salomon
Smith Barney, Inc. or
                 one of its affiliates.

                 There are no minimum investment
requirements for Class Z
                 shares. However, the fund reserves the
right to change this
                 policy at any time.
-----------------------------------------------------------
---------------------
        Buying   Orders to buy Class Z shares must be made
in accordance with
                 the terms of a qualified plan. If you are
a participant in a
                 qualified plan, you may place an order
with your plan to buy
                 Class Z shares at net asset value, without
any sales charge.
                 Payment is due to Salomon Smith Barney on
settlement date,
                 which is the third business day after your
order is accepted.
                 If you make payment prior to this date,
you may designate a
                 temporary investment (such as a money
market fund of the
                 Smith Barney Mutual Funds) for payment
until settlement date.
                 The fund reserves the right to reject any
order to buy shares
                 and to suspend the offering of shares for
a period of time.
-----------------------------------------------------------
---------------------
       Redeeming   Qualified plans may redeem their shares on
any day on which
                 the fund calculates its net asset value.
You should consult
                 the terms of your qualified plan for
special redemption pro-
                 visions.
-----------------------------------------------------------
---------------------
    Exchanging   You should consult your qualified plan for
information about
                 available exchange options.

The fund has the right to:

 .Suspend the offering of shares

 .Waive or change minimum and additional investment amounts


 .Reject any purchase or exchange order

 .Change, revoke or suspend the exchange privilege

 .Suspend telephone transactions

Large Capitalization Growth Fund--Class Z Shares

 DIVIDENDS, DISTRIBUTIONS AND TAXES

An investment in the fund will have the following consequences for a qualified plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of par-ticipating in a qualified plan.

DIVIDENDS The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional Class Z shares. The fund expects distributions to be primarily from cap-ital gains. No sales charge is imposed on reinvested distributions or dividends.

TAXES Provided that a qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distribu-tions from the fund.

Dividends and interest received by the fund from investing in foreign securi-ties may give rise to withholding and other taxes imposed by foreign countries.
Tax conventions between certain countries and the United
States may reduce or
eliminate such taxes. The fund's foreign tax payments will reduce the amount of its dividends and distributions.


Smith Barney Mutual Funds

 SHARE PRICE

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order.
The fund's net asset value is the value of its assets minus its liabilities.
Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock
Exchange is open.
The Exchange is closed on certain holidays listed in the SAI. This calculation is done when regular trading closes on the Exchange
(normally 4:00 p.m., East-
ern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London Stock Exchange closes which is 12 noon Eastern time. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you can not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Large Capitalization Growth Fund--Class Z Shares

 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by
KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, are included in the annual report
(available upon request).

 FOR A CLASS Z SHARE OF CAPITAL STOCK OUTSTANDING
THROUGHOUT THE YEAR ENDED
 NOVEMBER 30:

                                       1999(/1/)(/2/)
-----------------------------------------------------
 Net asset value, beginning of period      $19.48
-----------------------------------------------------
 Income from operations:
 Net investment income                       0.02
 Net realized and unrealized gain            4.85
-----------------------------------------------------
 Total income from operations                4.87
-----------------------------------------------------
 Less distributions from:
 Net investment income                         --
 Net realized gain                          (0.33)
-----------------------------------------------------
 Total distributions                        (0.33)
-----------------------------------------------------
 Net asset value, end of period            $24.02
-----------------------------------------------------
 Total return++                             25.08%
-----------------------------------------------------
 Net assets, end of period (000)'s        $74,486
-----------------------------------------------------
 Ratios to average net assets +:
 Expenses                                    0.78%
 Net investment income                       0.11
-----------------------------------------------------
 Portfolio turnover rate                        9%
-----------------------------------------------------

(/1/) For the period from January 4, 1999 (inception date) to November 30, 1999.

(/2/) Per share amounts calculated using the monthly average shares method.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

                                                  Smith
Barney Mutual Funds

SalomonSmithBarney
                                                    -------
---------------------
                                                    A
member of citigroup [LOGO]


LARGE CAPITALIZATION GROWTH FUND

AN INVESTMENT PORTFOLIO OF SMITH BARNEY INVESTMENT TRUST

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.
STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your quali-fied plan, by calling the fund at 1-800-451-2010, or by writing to the fund at
Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New
York, New York 10013.

Visit our web site. Our web site is located at WWW.SMITHBARNEY.COM

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission")
Public Reference
Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Reports and other information about the Fund are available on the EDGAR Data-base on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's
Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

/SM/Salomon Smith Barney is a service mark of Salomon Smith
Barney Inc.

(Investment Company Act
file no. 811-06444)

FD01306 3/00

        [SB] Smith Barney
        [MF] Mutual Funds





        P R O S P E C T U S



        Mid Cap
        Blend Fund

        Class A, B, L and Y Shares
        --------------------------------------------
        March 29, 2000






        The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Mid Cap Blend Fund

Contents

Investments, risks and
performance..........................................   2

More on the fund's
investments..............................................
7

Management.................................................
 .................   9

Choosing a class of shares to
buy...........................................  10

Comparing the fund's
classes................................................  11

Sales
charges....................................................
 ...........  12

More about deferred sales
charges...........................................  14

Buying
shares.....................................................
 ..........  15

Exchanging
shares.....................................................
 ......  17

Redeeming
shares.....................................................
 .......  19

Other things to know
about share
transactions...............................................
 .....  21

Salomon Smith Barney Retirement
Programs....................................  23

Dividends, distributions and
taxes..........................................  24

Share
price......................................................
 ...........  25

Financial
highlights.................................................
 .......  26

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks long-term growth of capital.

Principal investment strategies

Key investments The fund invests primarily in equity securities of medium sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index
(the "Index") at the time of the fund's investment. The size of the companies in the Index changes with market conditions and the composition of the Index.
As of February 29, 2000, the largest market capitalization of a company in the
Index was $51 billion and the smallest market capitalization was $0.11 billion.
Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and war-rants and rights relating to equity securities. The fund may also invest up to
25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

Selection process The manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The manager selects individual
"growth" stocks for investment in two ways: by identifying those companies which exhibit the most favorable growth prospects and by identifying those com-panies which have favorable valuations relative to their growth characteris-tics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversification within a single mutual fund. In select-ing individual companies for investment, the manager considers:

 .Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector
 .Value characteristics, including low price/earnings ratios and other statis-
  tics indicating a security is undervalued
 .Increasing profits and sales
 .Competitive advantages that could be more fully exploited by a company
 .Skilled management committed to long-term growth .Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamen-tal characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks it identifies through funda-mental research.

Mid Cap Blend Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .U.S. stock markets decline, or perform poorly relative to other types of investments
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests
 .Medium capitalization stocks fall out of favor with investors
 .The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in medium capitalization companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization compa-nies. Medium capitalization companies may have more limited product lines, mar-kets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they gener-ally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of the U.S. stock market
 .Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
 .Are willing to accept the risks of the stock market


Smith Barney Mutual Funds

Risk return bar chart

This bar chart shows the performance of the fund's Class A common shares for the calendar year 1999, and, in the future, will show changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. This bar chart shows the performance of the fund's Class A shares for the past year. Class B, L and Y shares have different performance because of different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                      Total Return for Class A Shares

                                      99
                                     ----
                                    29.63%

                       Calendar years ended December 31

Quarterly returns:

Highest: 23.91% in 4th quarter 1999; Lowest: (5.48)% in 3rd quarter 1999

 Mid Cap Blend Fund

Risk return table

This table compares the average annual total return of each class for the peri-ods shown with that of the S&P Mid Cap Index, a broad-based unmanaged market capitalization-weighted measure of 400 widely held common stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distri-butions and dividends.

                       Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

                              Since   Inception
                     1 year Inception   Date
  Class A            23.13%  48.96%   09/01/98
  Class B            23.60%  51.00%   09/01/98
  Class L            26.30%  52.41%   09/01/98
  Class Y            30.03%  45.58%   12/03/98
  S&P Mid Cap Index  14.72%  36.15%       *

*Index Comparison begins on 09/30/98.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.
                                Shareholder fees

(fees paid directly from your
investment)                              Class A Class B
Class L Class Y*
Maximum sales charge (load) imposed
(as a % of offering price)                5.00%    None
1.00%    None
Maximum deferred sales charge (load) on
redemptions (as a % of
the lower of net asset value at
purchase or redemption)                   None*   5.00%
1.00%    None

                   Annual fund operating expenses
(expenses deducted from fund assets)   Class A Class B
Class L Class Y
Management fee                          0.75%   0.75%
0.75%   0.75%
Distribution and service (12b-1) fees   0.25%   1.00%
1.00%    None
Other expenses                          0.16%   0.15%
0.15%   0.07%
                                        -----   -----   ---
--   -----
Total annual fund operating expenses    1.16%   1.90%
1.90%   0.82%
                                        =====   =====
=====   =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value
(without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                                      5
                                       1 year 3 years years
10 years
Class A (with or without redemption)    $612   $850
$1,106  $1,839
Class B (redemption at end of period)   $693   $897
$1,126  $2,031
Class B (no redemption)                 $193   $597
$1,026  $2,031
Class L (redemption at end of period)   $391   $691
$1,116  $2,300
Class L (no redemption)                 $291   $691
$1,116  $2,300
Class Y (with or without redemption)    $ 84   $262   $
455  $1,014



Mid Cap Blend Fund

 More on the fund's investments

Secondary investment practices The fund may invest up to 35% of its assets in equity securities of companies with market capitalizations outside the market capitalization range of companies in the Index (i.e., small or large capital-ization companies).

Foreign investments The fund may invest up to 25% of its assets in foreign securities directly or in the form of depositary receipts representing an interest in those securities. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers.
Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rig-orous accounting and regulatory standards than in the U.S.
Currency fluctua-
tions could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

Short-term debt securities While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .As a substitute for buying or selling securities

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately


Smith Barney Mutual Funds
increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accu-rately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities.
Derivatives can also make
the fund less liquid and harder to value, especially in declining markets.


Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Mid Cap Blend Fund

 Management

Manager The fund's investment manager is SSB Citi Fund
Management LLC (succes-
sor to SSBC Fund Management Inc.), an affiliate of Salomon
Smith Barney Inc.
The manager's address is 388 Greenwich Street, New York,
New York 10013. The
manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc.
Citigroup busi-
nesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, invest-ment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Lawrence Weissman, investment officer of the manager and managing director of
Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since the fund's inception. Mr. Weissman has more than 15 years of securities business experience.

Management fee For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.75% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its
Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney
Private Trust Com-
pany serves as the fund's transfer agent and shareholder servicing agent (the
"transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class
A shares, and
  Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial
Additional
                                       Classes A, B, L
Class Y   All Classes
General                                    $1,000      $15
million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts             $  250      $15
million     $50
Qualified Retirement Plans*                $   25      $15
million     $25
Simple IRAs                                $    1
n/a         $ 1
Monthly Systematic Investment Plans        $   25
n/a         $25
Quarterly Systematic Investment Plans      $   50
n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section
  403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k)
  plans

Mid Cap Blend Fund

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L
Class Y
Key features             .Initial    .No initial .Initial
 .No initial
                          sales       sales       sales
or
                          charge      charge      charge is
deferred
                          .You may    .Deferred   lower
than  sales
                          qualify     sales       Class A
charge
                          for reduc-  charge      .Deferred
 .Must
                          tion or     declines    sales
invest at
                          waiver of   over time   charge
for  least $15
                          initial     .Converts   only 1
million
                          sales       to Class A  year
 .Lower
                          charge      after 8     .Does not
annual
                          .Lower      years       convert
to  expenses
                          annual      .Higher     Class A
than the
                          expenses    annual      .Higher
other
                          than Class  expenses    annual
classes
                          B and       than Class  expenses
                          Class L     A           than
Class
                                                  A
-----------------------------------------------------------
-------------
Initial sales charge     Up to          None        1.00%
None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
-----------------------------------------------------------
-------------
Deferred sales charge    1.00% on    Up to 5.00% 1.00% if
None
                         purchases   charged     you redeem
                         of $500,000 when you    within 1
                         or more if  redeem      year of
                         you redeem  shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
-----------------------------------------------------------
-------------
Annual Distribution and  0.25% of    1.00% of    1.00% of
None
service fees             average     average     average
                         daily net   daily net   daily net
                         assets      assets      assets
-----------------------------------------------------------
-------------
Exchange Privilege*      Class A     Class B     Class L
Class Y
                         shares      shares      shares
shares
                         of most     of most     of most
of most
                         Smith       Smith       Smith
Smith
                         Barney      Barney      Barney
Barney
                         funds       funds       funds
funds
-----------------------------------------------------------
-------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales charge as a % of
                                 Offering  Net amount
Amount of purchase               Price (%) Invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith
Barney funds to take
advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-
 tain trustees and fiduciaries may be entitled to combine accounts in deter-
 mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may

Mid Cap Blend Fund
  include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD

 .Clients of newly employed Salomon Smith Barney Financial
Consultants if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial
Consultant or dealer
  representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").


Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st 2nd 3rd 4th 5th 6th through 8th
Deferred sales charge   5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into
Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


Shares issued:
Shares issued:                          Shares issued:
Upon exchange from
At initial purchase                     On reinvestment of
another Smith
                                        dividends and
Barney
                                        distributions
fund
Eight years after the date of purchase  In same proportion
On the date the
                                        as the number of
shares originally
                                        Class B shares
acquired would
                                        converting is to
have converted
                                        total Class B
into Class A
                                        shares you own
shares
                                        (excluding shares
                                        issued as divi-
                                        dends)


Smith Barney Mutual Funds

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith
Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.


If you redeemed shares of a Smith Barney fund in the past
60 days and paid a
deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


Mid Cap Blend Fund

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith
Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a
brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following
information, your order
        dealer   will be rejected:
representative

                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through
your brokerage account
                 no later than the third business day after
you place your
                 order. Salomon Smith Barney or your dealer
representative may
                 charge an annual account maintenance fee.
-----------------------------------------------------------
---------------------

   Through the   Qualified retirement plans and certain
other investors who
        fund's   are clients of a selling group member are
eligible to buy
    consultant   shares directly from the fund.
  sub-transfer
    agent
                 .Write the sub-transfer agent at the
following address:
                      Smith Barney Investment Trust Mid Cap
Blend Fund
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699


Smith Barney Mutual Funds

                 .Enclose a check to pay for the shares.
For initial pur-
                   chases, complete and send an account
application
                 .For more information, call the transfer
agent at 1-800-451-
                   2010
   -------------------------------------------------------
--------------
         Through a   You may authorize Salomon Smith Barney,
your dealer represen-
    systematic   tative or the sub--transfer agent to
transfer funds automati-
    investment   cally from a regular bank account, cash
held in a Salomon
     plan        Smith Barney brokerage account or Smith
Barney money market
                 fund to buy shares on a regular basis.


                 .Amounts transferred should be at least:
$25 monthly or $50
                   quarterly.

                 .If you do not have sufficient funds in
your account on a
                   transfer date, Salomon Smith Barney,
your dealer represen-
                   tative or the sub-transfer agent may
charge you a fee.

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant, dealer
representative or the transfer
                 agent or consult the SAI.

Mid Cap Blend Fund

 Exchanging shares

  Smith Barney   You should contact Salomon Smith Barney or
your dealer repre-
      offers a   sentative to exchange into other Smith
Barney mutual funds.
   distinctive   Be sure to read the prospectus of the
Smith Barney mutual
     family of   fund you are exchanging into. An exchange
is a taxable trans-
  mutual funds   action.
   tailored to
 help meet the   .You may exchange shares only for shares
of the same class of
 varying needs     another Smith Barney mutual fund. Not
all Smith Barney
 of both large     funds offer all classes.
     and small   .Not all Smith Barney funds may be offered
in your state of
     investors     residence. Contact Salomon Smith Barney,
your dealer repre-
                   sentative or the transfer agent.

                 .You must meet the minimum investment
amount for each fund
                   (except for systematic exchanges)

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for
transfer or with
                   signed stock powers (documents
transferring ownership of
                   certificates) the exchange is effective.

                 .The fund may suspend or terminate your
exchange privilege if
                   you engage in an excessive pattern of
exchanges
-----------------------------------------------------------
---------------------
     Waiver of   Your shares will not be subject to an
initial sales charge at
    additional   the time of the exchange.
 sales charges
                 Your deferred sales charge (if any) will
continue to be mea-
                 sured from the date of your original
purchase. If the fund
                 you exchange into has a higher deferred
sales charge, you
                 will be subject to that charge. If you
exchange at any time
                 into a fund with a lower charge, the sales
charge will not be
                 reduced.
-----------------------------------------------------------
---------------------
  By telephone
                 If you do not have a brokerage account,
you may be eligible
                 to exchange shares through the transfer
agent. You must com-
                 plete an authorization form to authorize
telephone transfers.
                 If eligible, you may make telephone
exchanges on any day the
                 New York Stock Exchange is open. Call the
transfer agent at
                 1-800- 451-2010 between 9:00 a.m. and 4:00
p.m. (Eastern
                 time).



Smith Barney Mutual Funds

                 You can make telephone exchanges only
between accounts that
                 have identical registrations.
-----------------------------------------------------------
---------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or
write to the sub-trans-
                 fer agent at the address on the following page.

Mid Cap Blend Fund

 Redeeming shares

     Generally   Contact your Salomon Smith Barney
Financial Consultant or
                 dealer representative to redeem shares of
the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for
transfer or with signed
                 stock powers before the redemption is
effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent
within three business
                 days after your request is received in
good order. However,
                 if you recently purchased your shares by check, your redemp-
                 tion proceeds will not be sent to you
until your original
                 check clears which may take up to 15 days.

                 If you have a Salomon Smith Barney
brokerage account, your
                 redemption proceeds will be placed in your
account and not
                 reinvested without your specific
instruction. In other cases,
                 unless you direct otherwise, your
redemption proceeds will be
                 paid by check mailed to your address of
record.
-----------------------------------------------------------
---------------------
       By mail
                 For accounts held directly at the fund,
send written requests
                 to the sub-transfer agent at the following address:

                   Smith Barney Investment Trust
                   Mid Cap Blend Fund
                   (Specify class of shares)

                   c/o PFPC Global Fund Services

                   P.O. Box 9699

                   Providence, RI 02940-9699

                 Your written request must provide the
following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered


Smith Barney Mutual Funds

  By telephone
                 If you do not have a brokerage account,
you may be eligible
                 to redeem shares (except those held in
retirement plans) in
                 amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to
authorize telephone
                 redemptions. If eligible, you may request redemptions by tel-
                 ephone on any day the New York Stock
Exchange is open. Call
                 the transfer agent at 1-800-451-2010
between 9:00 a.m. and
                 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by
check to your address
                 of record or by wire transfer to a bank
account designated on
                 your authorization form. You must submit a
new authorization
                 form to change the bank account designated
to receive wire
                 transfers and you may be asked to provide
certain other docu-
                 ments.
-----------------------------------------------------------
---------------------
     Automatic
          cash   You can arrange for the automatic
redemption of a portion of
    withdrawal   your shares on a monthly or quarterly
basis. To qualify you
         plans   must own shares of the fund with a value
of at least $10,000
                 ($5,000 for retirement plan accounts) and
each automatic
                 redemption must be at least $50. If your
shares are subject
                 to a deferred sales charge, the sales
charge will be waived
                 if your automatic payments do not exceed
1% per month of the
                 value of your shares subject to a deferred
sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by
certificates
                 .All dividends and distributions must be reinvested

                 For more information, contact your Salomon
Smith Barney
                 Financial Consultant or dealer
representative or consult the
                 SAI.

Mid Cap Blend Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order.
This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed
 .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-
  tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions


Smith Barney Mutual Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-
  ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Mid Cap Blend Fund

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon
Smith Barney or one of its affiliates. The fund offers
Class A and Class L
shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 .For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

 .For plans opened prior to March 1, 2000 and for plans that are part of the
  Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million.
   Class L shares are eligible to exchange into Class A shares not later than
   8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds, Class L shares (other than money market funds) on Decem-ber 31 in any year, all Class L shares are eligible for exchange on or about
March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or
the transfer agent, or consult the SAI.


Smith Barney Mutual Funds

 Dividends, distributions and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith
Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status
Redemption or exchange of shares       Usually capital gain
or
                                       loss; long-term only
if
                                       shares owned more
than
                                       one year
Long-term capital gain distributions   Long-term capital
gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Mid Cap Blend Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York
Stock Exchange is
open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange
(normally 4:00 p.m.,
Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial
Consultant or dealer repre-
sentative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.


Smith Barney Mutual Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all divi-dends and distributions. The information in the following tables was audited by
KPMG LLP, independent accountants, whose report, along with the fund's finan-cial statements, is included in the annual report
(available upon request).

 For a Class A share of capital stock outstanding throughout each year
 (except where noted) ended November 30:

                                       1999(/1/)  1998(/2/)
-----------------------------------------------------------
--
 Net asset value, beginning of period  $  13.63    $ 11.40
-----------------------------------------------------------
--
 Income from operations:
 Net investment income                     0.04       0.02
 Net realized and unrealized gain          4.63       2.21
-----------------------------------------------------------
--
 Total income from operations              4.67       2.23
-----------------------------------------------------------
--
 Less distributions from:
 Net investment income                    (0.01)       --
 Net realized gains (loss)                (0.55)       --
-----------------------------------------------------------
--
 Total distributions                      (0.56)       --
-----------------------------------------------------------
--
 Net asset value, end of period        $  17.74    $ 13.63
-----------------------------------------------------------
--
 Total return                             34.36%
19.56%++
-----------------------------------------------------------
--
 Net assets, end of period (000)'s     $130,534    $36,760
-----------------------------------------------------------
--
 Ratios to average net assets:
 Expenses                                  1.16%
1.27%+
 Net investment income (loss)             (0.21)      0.78+
-----------------------------------------------------------
--
 Portfolio turnover rate                     61%        15%
-----------------------------------------------------------
--

(/1/)Per share amounts have been calculated using the monthly average shares method.

(/2/)For the period from September 1, 1998 (inception date) to November 30,
     1998.

++Total return is not annualized, as it may not be representative of the total return for the year.

+  Annualized.

Mid Cap Blend Fund

 For a Class B share of capital stock outstanding throughout each year
 (except where noted) ended November 30:

                                       1999(/1/)  1998(/2/)
-----------------------------------------------------------
--
 Net asset value, beginning of period  $  13.60    $ 11.40
-----------------------------------------------------------
--
 Income (loss) from operations:
 Net investment income (loss)             (0.09)      0.00*
 Net realized and unrealized gain          4.62       2.20
-----------------------------------------------------------
--
 Total income from operations              4.53       2.20
-----------------------------------------------------------
--
 Less distributions from:
 Net realized gains (loss)                (0.55)       --
-----------------------------------------------------------
--
 Total distributions                      (0.55)       --
-----------------------------------------------------------
--
 Net asset value, end of period        $  17.58    $ 13.60
-----------------------------------------------------------
--
 Total return                             33.43%
19.30%++
-----------------------------------------------------------
--
 Net assets, end of period (000)'s     $245,317    $69,153
-----------------------------------------------------------
--
 Ratios to average net assets:
 Expenses                                  1.90%
2.01%+
 Net investment income (loss)             (0.54)      0.02+
-----------------------------------------------------------
--
 Portfolio turnover rate                     61%        15%
-----------------------------------------------------------
--

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) For the period from September 1, 1998 (inception date) to November 30,
      1998.

 *   Represents less than $0.01.

 ++Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.


Smith Barney Mutual Funds

 For a Class L share of capital stock outstanding throughout each year
 (except where noted) ended November 30:

                                       1999(/1/)  1998(/2/)
-----------------------------------------------------------
--
 Net asset value, beginning of period  $  13.60    $ 11.40
-----------------------------------------------------------
--
 Income (loss) from operations:
 Net investment income (loss)             (0.09)      0.00*
 Net realized and unrealized gain          4.61       2.20
-----------------------------------------------------------
--
 Total income from operations              4.52       2.20
-----------------------------------------------------------
--
 Less distributions from:
 Net realized gains (loss)                (0.55)       --
-----------------------------------------------------------
--
 Total distributions                      (0.55)       --
-----------------------------------------------------------
--
 Net assets value, end of period       $  17.57    $ 13.60
-----------------------------------------------------------
--
 Total return                             33.35%
19.30%++
-----------------------------------------------------------
--
 Net assets, end of period (000)'s     $167,671    $45,045
-----------------------------------------------------------
--
 Ratios to average net assets:
 Expenses                                  1.90%
2.01%+
 Net investment income (loss)             (0.54)      0.03+
-----------------------------------------------------------
--
 Portfolio turnover rate                     61%        15%
-----------------------------------------------------------
--

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) For the period from September 1, 1998 (inception date) to November 30,
      1998.

*   Represents less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

Mid Cap Blend Fund

 For a Class Y share of capital stock outstanding throughout each year
 (except where noted) ended November 30:

 Class Y Shares                        1999(/1/)(/2/)
-----------------------------------------------------
 Net asset value, beginning of period     $  13.65
-----------------------------------------------------
 Income from operations:
 Net investment income                        0.08
 Net realized and unrealized gain             4.61
-----------------------------------------------------
 Total income from operations                 4.69
-----------------------------------------------------
 Less distributions from:
 Net investment income (loss)                (0.01)
 Net realized gains (loss)                   (0.55)
-----------------------------------------------------
 Total Distributions                         (0.56)
-----------------------------------------------------
 Net assets value, end of period          $  17.78
-----------------------------------------------------
 Total return++                              34.49%
-----------------------------------------------------
 Net assets, end of period (000)'s        $112,075
-----------------------------------------------------
 Ratios to average net assets+:
 Expenses                                     0.82%
 Net investment income                        0.50
-----------------------------------------------------
 Portfolio turnover rate                        61%
-----------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) For the period from December 3, 1998 (inception date) to November 30,
      1999.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.


Smith Barney Mutual Funds

SalomonSmithBarney
                                                    -------
---------------------
                                                    A
member of citigroup [LOGO]

Mid Cap Blend Fund

An investment portfolio of Smith Barney Investment Trust

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial
Consultant, dealer
representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon
Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith
Barney Mutual Funds, 388
Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission")
Public Reference
Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090.
Reports and other information about the Fund are available on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's
Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

/SM/Salomon Smith Barney is a service mark of Salomon Smith
Barney Inc.

(Investment Company Act file no. 811-06444)

FD01499 3/00




March 29, 2000


STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney Intermediate Maturity California Municipals
Fund
Smith Barney Intermediate Maturity New York Municipals Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectuses of the Smith Barney Intermediate Maturity California Municipals
Fund (the "California Fund") and the Smith Barney
Intermediate Maturity New York Municipals Fund (the "New
York Fund") dated March 29, 2000, as amended or supplemented from time to time, and is incorporated by reference in it entirety into the Prospectuses. Additional information about each fund's investments is available in each fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectuses and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial
Consultant, or by writing or calling Salomon Smith Barney
Inc. ("Salomon Smith Barney") at the address or telephone number above. The funds are separate investment series of Smith Barney Investment Trust (the "trust").

TABLE OF CONTENTS
Investment Objective and Management and Policies	2
Risk Factors and Special Considerations Relating to
California
  and New York Municipal Securities	12
Trustees and Executive Officers of the Fund	27
Investment Restrictions	30
Investment  Management and Other Services	32
Portfolio Transactions	37
Portfolio Turnover	37
Purchase of Shares	38
Redemption of Shares	43
Valuation of Shares	45
Exchange Privilege	46
Performance Data	47
Dividends, Distributions and Taxes	51
Additional Information	56
Financial Statements 	58
Appendix A	................................................ 59



INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES FOR THE FUNDS

The prospectuses discuss the investment objective of each fund and the principal policies employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the funds may invest, the investment policies and strategies that the funds may utilize and certain risks attendant to those investments, policies and strategies.
SSB Citi Fund Management LLC (successor to SSBC Fund
Management Inc.) ("SSB Citi" or the "manager") serves as investment adviser to each fund.

California and New York Fund

Under normal market conditions, each of the California Fund and the New York Fund attempts to invest 100% of its assets in a portfolio of investment grade debt obligations issued by or on behalf of the State of California and the State of New York, respectively, and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal
Obligations"). For purposes of this SAI, debt obligations issued by the State of California and the State of New
York, respectively, and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Commonwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from California and New York State personal income tax, respectively, are defined as "California Exempt
Obligations." and "New York Exempt Obligations"
Collectively, California Exempt Obligations and New York
Exempt Obligation (defined below) are referred to generally in this SAI as "Exempt Obligations." The California fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the California Fund will invest at least 80% of its net assets in California Exempt Obligations rated investment grade.
Up to 20% of the fund's total assets may be invested in unrated securities that are deemed by the manager to be of a quality comparable to investment grade. The fund will not invest in California Exempt Obligations that are rated lower than investment grade at the time of purchase. The
New York Fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the fund will invest at least 80% of its net assets in New York Exempt Obligations. Up to 20% of the fund's total assets may be invested in unrated securities that are deemed by the manager to be of a quality comparable to investment grade. The fund will not invest in New York Exempt Obligations that are rated lower than Baa by Moody's, BBB by S&P or BBB by Fitch, at the time of purchase.

Securities Rating Criteria. The ratings of Moody's, S&P,
Fitch and other nationally recognized statistical rating organizations ("NRSRO") represent their opinions as to the quality of the Exempt Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality. The manager's judgment as to credit quality of an Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating service. See Appendix for a description of such organization's ratings. The policies of the funds as to ratings of portfolio investments will apply only at the time of the purchase of a security, and neither fund will be required to dispose of a security in the event Moody's, S&P, Fitch or any NRSRO downgrades its assessment of the credit characteristics of the security's issuer. In addition, to the extent that ratings change as a result of changes in rating organizations or their rating systems or as a result of a corporate restructuring of Moody's, S&P, Fitch or any NRSRO the manager will attempt to use comparable ratings as standards for each fund's investments.

Exempt Obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's Investors Service, Inc. ("Moody's"),
BBB, SP-2 or A-1 by Standard & Poor's Ratings Group
("S&P"), BBB or F-1 by Fitch IBCA, Inc. ("Fitch") or have the equivalent rating of any NRSRO are considered investment grade securities. Although Exempt Obligations rated Baa by Moody's, BBB by S&P or BBB by Fitch are considered to be investment grade, they may be viewed as being subject to greater risks than other investment grade securities. Although Exempt Obligations rated Baa by
Moody's, BBB by S&P or BBB by Fitch are considered to be investment grade, they may be viewed as being subject to greater risks than other investment grade securities.
Exempt Obligations rated Baa by Moody's, for example, are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics as well. Exempt Obligations rated BBB by S&P are regarded as having an adequate capacity to pay principal and interest. Exempt Obligations rated BBB by Fitch are deemed to be subject to a higher likelihood that their rating will fall below investment grade than higher rated bonds.

Maturity of Obligations Held By The Funds. The manager believes that each fund may offer an attractive investment opportunity for investors seeking a higher effective tax yield than a tax-exempt money market fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. Each fund normally invests in intermediate maturity securities; the weighted average maturity of each fund's portfolio will normally be not less than three nor more than 10 years.
The maximum remaining maturity of the securities in which both the California Fund and New York Fund normally invest will be no greater than 20 years.

Exempt Obligations. Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term obligations of issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of Exempt Obligations, both within a particular classification and between classifications.

The yields on, and values of, Exempt Obligations depend on a variety of factors, including general economic and monetary conditions, conditions in the Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, Exempt
Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value.

Issuers of Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possibility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

Private Activity Bonds. Each fund may invest without limit in Exempt Obligations that are "private activity bonds," as defined in the Internal Revenue Code of 1986, as amended
(the "Code"), which are in most cases revenue bonds.
Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued.
Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent the fund's dividends are derived from interest on these bonds. Dividends derived from interest income on Exempt
Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax.
See "Taxes." Private activity bonds held by a fund will be included in the term Exempt Obligations for purposes of determining compliance with the fund's policy of investing at least 80% of its total assets in Exempt Obligations.

Related Instruments. The fund may invest without limit in Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the fund should any of the related projects or facilities experience financial difficulties.

U.S. Government Securities. Each fund may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal
Housing Administration, Farmers Home Loan Administration,
Export-Import Bank of the United States, Small Business
Administration, Government National Mortgage Association
("GNMA"), General Services Administration, Central Bank for
Cooperatives, Federal Farm Credit Banks, Federal Home Loan
Banks, Federal Home Loan Mortgage Corporation ("FHLMC"),
Federal Intermediate Credit Banks, Federal Land Banks,
Federal National Mortgage Association ("FNMA"), Maritime
Administration, Tennessee Valley Authority, District of
Columbia Armory Board and Student Loan Marketing
Association. A fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a fund will invest in obligations issued by such an instrumentality only if the manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.
Municipal Obligations. Each fund invests principally in Municipal Obligations. Municipal Obligations are debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer. Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services.
Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Municipal Leases. Each fund may invest without limit in "municipal leases." Municipal leases may take the form of a lease or an installment purchase contract issued by state or local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. Each fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of a fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which my include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

Municipal leases that a fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. Each fund may acquire unrated issues that the manager deems to be comparable in quality to rated issues in which the fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the trust's board of trustees.

Municipal leases held by a fund will be considered illiquid securities unless the trust's board of trustees determines on an ongoing basis that the leases are readily marketable.
An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Zero Coupon Securities. Each fund may invest up to 10% of its assets in zero coupon Exempt Obligations. Zero coupon
Exempt Obligations are generally divided into two categories: pure zero obligations, which are those that pay no interest for their entire life and zero/fixed obligations, which pay no interest for some initial period and thereafter pay interest currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, carry a stated interest rate, but provide that no interest is payable until maturity. The value to the investor of a zero coupon Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Exempt Obligation's life or payment deferral period.

Custodial Receipts. Each fund may acquire custodial receipts or certificates under-written by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Exempt
Obligations. The underwriter of these certificates or receipts typically purchases Exempt Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates evidencing ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Exempt Obligations described above. Although under the terms of a custodial receipt a fund would typically be authorized to assert its rights directly against the issuer of the underlying obligations, the fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Exempt Obligation Components. Each fund may invest in Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate.
Typically, the first of the components (the "Auction
Component") pays an interest rate that is reset periodically through an auction process; whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Exempt Obligation and the auction rate paid on the Auction Component. Each fund may purchase both Auction and Residual Components.

Because the interest rate paid to holders of Residual
Components is generally determined by subtracting from a fixed amount the interest rate paid to the holders of Auction Components, the interest rate paid to Residual
Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Exempt Obligation having similar credit quality, redemption provisions and maturity.

Floating and Variable Rate Instruments. Each fund may purchase floating and variable rate demand notes and bonds, which are Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will be deemed shortened by virtue of a demand feature.

The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of these obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and variable rate obligations generally will not be traded. In addition, generally no secondary market exists for these obligations, although their holders may demand payment at face value.
For these reasons, when floating and variable rate obligations held by a fund are not secured by letters of credit or other credit support arrangements, the fund's rights to demand payment is dependent on the ability of the borrower to pay principal and interest on demand. The manager, on behalf of the fund, will consider on an ongoing basis the creditworthiness of the issuers of floating and variable rate demand obligations held by the fund.

Participation Interests. Each fund may purchase from financial institutions tax-exempt participation interests in Exempt Obligations. A participation interest gives the fund an undivided interest in the Exempt Obligation in the proportion that the fund's participation interest bears to the total amount of the Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the trust's board of trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by obligations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the fund's interest in the Exempt Obligation, plus accrued interest. Each fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the Exempt Obligation or to maintain or improve the quality of its investment portfolio.

Taxable Investments. Under normal conditions, each fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments"). In addition, the manager believes that if market conditions warrant, a fund may take a temporary defensive posture and invest without limitation in short-term Exempt Obligations and Taxable Investments. To the extent, a fund holds
Taxable Investments and, under certain market conditions, certain floating and variable rate demand obligations or Auction Components, the fund may not achieve its investment objective.

Money market instruments in which the fund may invest include: U.S. government securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P of F-1 by Fitch, have the equivalent rating by any NRSRO or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P of F-1 by Fitch or the equivalent from any NRSRO or, if unrated of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements.
At no time will the funds' investments in bank obligations, including time deposits, exceed 25% of the value of each fund's assets.

U.S. government securities in which the funds may invest include direct obligations of the United States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and
Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S.
government agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgager
Association certificates); securities that are supported by the right of the issuer to borrow from the United States
Treasury (such as securities of Federal Home Loan Banks);
and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation bonds).

Investment Techniques

The fund may employ, among others, the investment techniques described below, which may give rise to taxable income:


Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, each fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the manager to correlate with the prices of the Municipal Bonds owned or to be purchased by a fund.

In entering into a financial futures contract, a fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to market," subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at the any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the fund.

Regulations of the Commodity Futures Trading Commission applicable to each fund require that a fund's transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if a fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the fund will not exceed 5% of the market value of its assets. In addition, the fund will, with respect to its purchases of financial futures contracts, establish a segregated account on the fund's books consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. Each fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Code, applicable to a regulated investment company that are described below under "Taxes."

Although each fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market will exist for them at any particular time. If closing a futures position in anticipation of adverse price movements is not possible, the fund would be required to make daily cash payments of variation margin.
In those circumstances, an increase in the value of the portion of the fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, each fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect a fund's net investment results if market movements are not as anticipated when the hedge is established.

If a fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

When-Issued Securities and Delayed-Delivery Transactions.
Each fund may purchase securities on a "when-issued" basis or for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). Each fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When a fund agrees to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the fund will set aside portfolio securities to satisfy a purchase commitment, and in such a case a fund may be required subsequently to place additional assets in the segregated account on the fund's books in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that a fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Stand-by Commitments. Each fund may acquire "stand-by commitments" with respect to Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the fund's option specified securities at a specified price and, in this way, stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. A fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for trading purposes. Each fund anticipates that stand-by commitments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. Each fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying Exempt Obligations and similarly decreasing the security's yield to the funds.

Illiquid Securities. Each fund may invest up to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of each fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

Repurchase Agreements. Each fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). A fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least
102% of the repurchase price plus accrued interest.
Default by or bankruptcy of a seller would expose a fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which a fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least
102% of the repurchase price (including accrued interest).
In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price
(including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Repurchase agreements are considered to be loans by a fund under the Investment Company Act of 1940, as amended (the
"1940 Act").
RISK FACTORS AND SPECIAL CONSIDERATIONS RELATING TO
CALIFORNIA AND NEW YORK MUNICIPAL SECURITIES

Investment in the funds involves risk factors and special considerations, such as those described below:

Exempt Obligations. Even though Exempt Obligations are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Exempt
Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Exempt
Obligations with shorter remaining maturities such as each fund intends to hold. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest in them from Federal income taxes (and, with respect to Exempt Obligations, to the exemption of interest on them from California or New
York, as applicable, state personal income taxes) as rendered by bond counsel to the respective issuers at the time of issuance. Neither the funds nor the manager will review the proceedings relating to the issuance of Exempt
Obligations or the basis for opinions of counsel.

Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of Exempt Obligations for investment by the funds so as to affect a fund's shareholders adversely, the trust will reevaluate each fund's investment objective and policies and might submit possible changes in a fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Exempt
Obligation as taxable for Federal income tax purposes, the fund would treat the security as a permissible Taxable
Investment within the applicable limits set forth in this prospectus.

Unrated Securities. Each fund may invest in unrated securities that the manager determines to be of comparable quality to the rated securities in which the fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of such securities may not exist. As a result, a fund's ability to sell these securities when the manager deems it appropriate may be diminished.

Municipal Leases. Municipal leases in which the fund may invest have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the obligation need not make future payments under the lease or contract unless money is appropriated for that purpose by a legislative body annually or on another periodic basis. Municipal leases have additional risks because they represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal
Obligations. Moreover, although a municipal lease will be secured by financed equipment or facilities, the disposition of the equipment or facilities in the event of foreclosure might prove difficult. In addition, in certain instances the tax-exempt status of the municipal lease will not be subject to the legal opinion of a nationally recognized bond counsel, although in all cases a fund will require that a municipal lease purchased by the fund be covered by a legal opinion to the effect that, as of each effective date of the municipal lease, the lease is valid and binding of the government issuer.

Municipal leases are also subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among Federal, state and local governmental units. Such non-payments would result in a reduction of income to a fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a decrease in the net asset value of the fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the lease payments, each fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the fund's operating expenses and adversely affect the net asset value of the fund. Any income derived from the fund's ownership or operation of such assets may not be tax-exempt. In addition, each fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets, because as a regulated investment company the fund is subject to certain limitations on its investments and on the nature of its income.

Non-Publicly Traded Securities. As suggested above, each fund may, from time to time, invest a portion of its assets in non-publicly traded Exempt Obligations. Non-publicly traded securities may be less liquid than publicly traded securities. Although non-publicly traded securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the fund.

When-Issued and Delayed-Delivery Transactions. Securities purchased on a when-issued or delayed-delivery basis may expose a fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

Non-Diversified Classification. Each fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act") which means that the fund is not limited by the Act in the proportion of its assets that it may invest in the obligations of a single issuer.
Each fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Code, which will relieve the fund of any liability for Federal income tax and California or New York State franchise tax, as applicable, to the extent that its earnings are distributed to shareholders. To qualify as a regulated investment company, the fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer.

As a result of the funds' non-classified status, an investment in either fund may present greater risks to investors than an investment in a diversified fund. The investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. Each fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condition, or in the market's assessment, of the issuers.

Portfolio Transactions And Turnover. Each fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the funds for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent.

Special Considerations Relating to Exempt Obligations

The payment of principal and interest on most securities purchased by either fund will depend on the ability of the issuers to meet their obligations. A fund's portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of the obligations held by a fund. The market value of the obligations in the fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. During
1996, the ratings of California general obligations bond was upgraded. S&P Ratings Group upgraded its rating to A+;
the same rating has been assigned to such debt by Fitch.
Moody's has assigned such debt an A1 rating. Certain substantial issuers of New York Exempt Obligations
(including issuers whose obligations may be acquired by the New York Fund) have ,at times, experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. On the other hand, strong demand for New York
Exempt Obligations has more recently had the effect of permitting New York Exempt Obligations to be issued with yield relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions.

Investors should be aware that certain California or New
York constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting Exempt Obligations. For instance, certain provisions of the California or New York Constitution and statutes that limit the taxing and spending authority of California, or New York, governmental entities may impair the ability of the issuers of some Exempt Obligations to maintain debt service on their obligations. Other measures affecting the taxing or spending authority of California, or New York, or their political sub-divisions may be approved or enacted in the future.

In seeking to achieve its objective, each fund may invest without limit in Municipal Obligations which are private activity bonds. Moreover, although each fund does not currently intend to do so on a regular basis, each fund may invest more than 20% of its assets in Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the manager. To the extent a fund's assets are concentrated in Municipal Obligations payable from revenues from economically related projects or facilities, if a fund's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facilities, the fund will be subject to the particular risks presented by such projects to a greater extent than it would be if the fund's assets were not so concentrated.

Special Considerations Relating To California Exempt
Obligations

Some of the significant financial considerations relating to the California Fund's investments in California Exempt
Obligations are summarized below. This summary information is derived principally from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California, available as of the date of this SAI and does not purport to be a complete description of any of the considerations mentioned herein. It is also based on the disclosure statement filed in the County of Orange bankruptcy case.
The accuracy and completeness of the information contained in such official statements and disclosure statement has not been independently verified.

Alternative Minimum Tax

Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and
(2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject bonds"), which include industrial development bonds and bonds issued to finance such projects as airports, housing projects, solid waste disposal facilities, student loan programs and water and sewage projects, have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject bonds.
AMT-Subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of AMT-Subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-
Subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which fund assets may be invested.

Risk of Concentration In a Single State

The primary purpose of investing in a portfolio of a single state's municipal securities is the special tax treatment accorded the state's resident individual investors.
However, payment of interest and preservation of principal is dependent upon the continuing ability of the state's issuers and/or obligors on state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should be aware of certain factors that might affect the financial condition of issuers of municipal securities, consider the greater risk of the concentration of a fund versus the safety that comes with a less concentrated investment portfolio and compare yields available in portfolios of the relevant state's issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision.

Municipal securities in which a fund's assets are invested may include debt obligations of the municipalities and other subdivisions of the relevant state issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which municipal securities may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter, including most AMT-Subject bonds, are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the state and its political subdivisions to pay their debts. It is not possible to provide specific details on each of these obligations in which fund assets may be invested. However, all such securities, the payment of which is not a general obligation of an issuer having general taxing power, must satisfy, at the time of an acquisition by the fund, the minimum rating(s). See
"Appendix A: Bond and Commercial Paper Ratings" for a description of ratings and rating criteria. Some municipal securities may be rated based on a "moral obligation" contract which allows the municipality to terminate its obligation by deciding not to make an appropriation.
Generally, no legal remedy is available against the municipality that is a party to the "moral obligation" contract in the event of such non-appropriation.
Municipal Market Volatility Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Interest Rate Changes Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Issuer-Specific Changes Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Risk Factors

The following brief summaries are included for the purpose of providing certain information regarding the economic climate and financial condition of the states of New York and California, and are based primarily on information from official statements made available in connection with the issuance of certain securities and other documents and sources and does not purport to be complete. The trust has not undertaken to verify independently such information and the trust assumes no responsibility for the accuracy of such information. These summaries do not provide information regarding most securities in which the funds are permitted to invest and in particular do not provide specific information on the issuers or types of municipal securities in which the fund invests or the private business entities whose obligations support the payments on AMT-Subject bonds in which the funds will invest.
Therefore, the general risk factors as to the credit of the state or its political subdivisions discussed herein may not be relevant to the funds. Although revenue obligations of a state or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the funds or the ability of the respective obligors to make timely payments of principal and interest on such obligations. In addition, a number of factors may adversely affect the ability of the issuers of municipal securities to repay their borrowings that are unrelated to the financial or economic condition of a state, and that, in some cases, are beyond their control. Furthermore, issuers of municipal securities are generally not required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports.

Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

CALIFORNIA

The 1999-2000 Budget Act estimated General Fund revenues and transfers of $63.0 billion, and contained expenditures totaling $63.7 billion. The 1999 Budget Act also contained expenditures of $16.1 billion from special funds and $1.5 billion from bond funds. The Administration estimated the State's Special Fund for Economic Uncertainties ("SFEU") would have a balance at June 30, 2000, of about $880 million. Not included in this amount was an additional $300 million which (after the Governor's vetoes) was "set aside" to provide funds for employee salary increases (to be negotiated in bargaining with employee unions), and for litigation reserves. The 1999
Budget Act anticipates normal cash flow borrowing during the fiscal year.

The principal features of the 1999 Budget Act include increased funding for educational programs, health and human services and infrastructure projects.

Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June
6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section
2 of Article XIIIA defines "full cash value" to mean "the
County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article
XIIIA.

Proposition 9. On November 6, 1979, an initiative known as
"Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called
"appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain
1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

Proposition 98. On November 8, 1988, voters of the state approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom
Instructional Improvement and Accountability Act."
Proposition 98 changed State funding of public education below the university level and the operation of the State
Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under
Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test
1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living
(measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income
("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-14 schools.

Proposition 111. On June 30, 1989, the California
Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional
Amendment 1 -- on the June 5, 1990 ballot as Proposition
111 -- was approved by the voters and took effect on July
1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the state and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of state general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of state tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the state appropriations limit. Additionally, Proposition 111 exempted from the state appropriations limit funding for capital outlays.

Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62.
This initiative provided the following:

1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

8. Permits these provisions to be amended exclusively by the voters of the state of California.

In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal.App. 3d 623,
215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition
62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of
Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referendum. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

In Santa Clara Local Transportation Authority v. Guardino,
(Sept. 28, 1995) 11 Cal.4th 220, reh'g denied, modified
(Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme
Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

In McBrearty v. City of Brawley, 59 Cal. App. 4(S)/ 1441,
69 Cal. Rptr. 2d 862 (Cal. Ct. App. 1997), the Court of
Appeal held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision rather than at the time when the city adopted the tax ordinance which was July 1991.
Second, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis. Finally, the Court held Proposition 218
(see discussion below) did not impliedly protect any local general taxes imposed prior to January 1, 1995 against challenge.

Assembly Bill 1362 (Mazzoni), introduced February 28, 1997, which would have made the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995 was vetoed by the Governor on October 11, 1997. The California State
Senate had passed the Bill on September 8, 1997 and the California State Assembly had passed the Bill on September
11, 1997. It is not clear whether the Bill, if enacted, would have been constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

Proposition 218. On November 5, 1996, the voters of the state approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act"
("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition
218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition
218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 state Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the state constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the state constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election.
Proposition 218 extends the authority stated in Rossi v.
Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article
XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

Other. Finally, certain bonds in the California Portfolio may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

NEW YORK

The state ended its 1998-1999 fiscal year balanced on a cash basis. The reported General Fund cash balance was $892 million. This does not include $2.31 billion that the state has deposited into its tax refund reserve to pay for tax refunds in the 1999-2000 fiscal year. The state projects a General Fund balanced on a cash basis for the 1999-2000 fiscal year with total General Fund receipts projected in excess of $39 billion. In September 1999, the New York
State Comptroller issued a report which projected budget gaps in the 2000-2001 and 2001-2002 fiscal yars at $2.8 billion and $4.6 billion, respetively, after excluding the unspecified operating efficiencies assumed in the state's projections, and assuming higher spending for education and other initiatives. The State Comptroller noted that the underlying structural problem is even more apparent without the planned use of the projected 1999-2000 fiscal year surplus reflected in the tax reduction reserve, which would result in the gaps growing to $3.4 billion in fiscal year
2000-2001 and $5.8 billion in fiscal year 2001-2002. The
State Comptroller also stated that revenues could trend lower if the securities industry suffered a significant downturn, and that a general economic recession is always a major budget risk. The state in recent years has shown a consistent pattern of closing previously projected budget gaps.

The fiscal stability of New York state relates, at least in part, to the fiscal stability of its localities and authorities. Various state agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the state. In some cases, the state has had to provide special assistance in recent years to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. The extent to which state agencies and local governments require state assistance to meet their financial obligations, may adversely affect the ability of the state to meet its own obligations as they become due or to obtain additional financing

For the 1999 fiscal year, the City had an operating surplus, before discretionary and other transfers, and achieves balanced operating results, after discretionary and other transfers, in accordance with Generally Accepted
Accounting Principles ("GAAP"). The 1999 fiscal year is the nineteenth year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers. The City's financial plan projects a balanced budget for the 2000 fiscal year, with total revenues projected in excess of $35 billion, and budget gaps of $1.8 billion, $1.9 billion and $1.8 billion for the 2001, 2002 and 2003 fiscal years, respectively. Like the state of New
York, New York City has shown a pattern of consistently projecting and closing budget gaps. The City has outlined a gap-closing program which anticipates additional City agency programs to reduce expenditures or increase revenues and additional federal and state actions such as intergovernmental aid to the City. There can be no assurance that additional gap-closing measures, such as tax increases or reductions in City services, will not be required, the implementation of which could adversely affect the City's economic base, and there is no assurance that such measures will enable the City to achieve a balanced budget, as required by state law, for any of the 2000 through 2003 fiscal years.

Implementation of the City's four-year annual financial plan is also dependent upon the City's ability to market its securities successfully in the public credit markets including its ability to issue short term notes to finance its seasonal working capital needs. The fiscal health of New York City, which is the largest issuer of municipal bonds in the country and a leading international commercial center, exerts a significant influence upon the fiscal health and bond values of issues throughout the state. Bond values of the Municipal Assistance Corporation, the state of New York, the New York Local Government Assistance
Corporation, the New York State Dormitory Authority, the
New York City Municipal Water Finance Authority, the New
York City Transitional Finance Authority and The
Metropolitan Transportation Authority would be particularly affected by serious financial difficulties encountered by New York City. The fund could be expected to hold bonds issued by many, if not all of these issuers, at any given time.

The financial condition of the state, City and other New
York issuers may be affected by many economic, social, political and international factors which cannot be predicted with certainty. These factors include, but may not be limited to, litigation, collective bargaining with governmental employees, the ability of issuers to handle the "Year 2000" computer problem, changes resulting from entitlement program reforms, the receipt of intergovernmental aid, and the performance of the securities and financial sector which is disproportionately more significant to the New York economy than to the national economy. Factors particularly affecting New York
City also include its ability to meet its increasing infrastructure and other capital needs in the face of rising debt service costs and limited volume capacity under state law for incurring indebtedness; and costs it may incur to achieve compliance with laws pertaining to protecting its water supply and the disposal of its solid waste.

PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

PUERTO RICO. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The
North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, construction and the high technology areas have compensated for that loss. Puerto Rico's economy expanded in the 1990's in step with the U.S. economy.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico.
However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Code was amended and provided for two alternative limitations to the Section 936 credit. The first option limited the credit against such income to 40% of the credit allowable under then current law, with a five year phase-in period starting at 60% of the allowable credit. The second option was a wage and depreciation based credit. Additional amendments to Section 936 in 1996 imposed caps on these credits, beginning in 1998 for the first option and beginning in 2002 for the second option.
More importantly, the 1996 amendments eliminated both options for taxable years beginning in 2006.

Also in 1996, a new Section 30A was added to the Code.
Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax imposed on taxable income derived from sources outside the United States from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a business. Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico has proposed that
Congress permanently extend Section 30A until the Puerto
Rican economy achieves certain economic improvements.
Similarly, President Clinton proposed permanent extension of the Section 30A in both his 1998 and 1999 budgets. To date, however, no action has been taken.

The eventual elimination of tax benefits to those U.S.
companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that this will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio in the long-term. The government of Puerto Rico has enacted its own tax incentive programs for both industrial and tourist activities.

Puerto Ricans have periodically considered conversion to statehood and such a vote is likely again in the future.
The statehood proposal was defeated in December, 1998.

THE U.S. VIRGIN ISLANDS. The United States Virgin Islands
("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United
States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding).

GUAM. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in the past few years.
During its 1997 fiscal year, the government was able to make noticeable progress on its traditional budgetary problems operating with a balanced budget for that fiscal year. However, during 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising
86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar in 1999 have had a negative impact on the island's economy. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. There does seem to be some recent improvement in the Japanese economy. However, Guam has not realized any economic benefit as visitor arrivals are 0.8% below 1998 levels for the second quarter ended June 30, 1999, driving General Fund revenues down
3.1%.


TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

Overall responsibility for management and supervision of the fund rests with the trust's board of trustees. The trustees approve all significant agreements between the fund and the companies that furnish services to the fund, including agreements with the fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of the fund are delegated to the fund's investment adviser and administrator, SSB Citi.

The trustees of the trust and executive officers of the fund, together with information as to their principal business occupations during the past five years, are shown below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the fund, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and executive officers of the fund is 388 Greenwich Street, New York, New
York 10013, unless otherwise indicated.
Herbert Barg, Trustee (Age 76). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc. ("Citigroup")

*Alfred J. Bianchetti Trustee (Age 77).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.
Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 78).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates
Corp.  His address is c/o HMK Associates, 30 Columbia
Turnpike, Florham Park, New Jersey 07932. Director/Trustee of twenty-one investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 62).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts 02163.
Director/Trustee of twenty-four investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 69).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.
Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 73). Chairman of the Board and President of The Dress Barn, Inc. His address is 30
Dunnigan Drive, Suffern, New York 10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 68). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 69).  Financial Consultant;
Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.
Director/Trustee of eleven investment companies associated with Citigroup.
*Heath B. McLendon Trustee (Age 66). Chairman of the Board,
President and Chief Executive Officer; Managing Director of
Salomon Smith Barney; President of SSB Citi and Travelers
Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 71 investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center,
New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 66).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook
Village, Building 4, Apt 6, West Lebanon, New Hampshire
03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 42).  Managing Director of Salomon
Smith Barney; Senior Vice President and Treasurer of sixty-one investment companies associated with Citigroup;
Director and Senior Vice President of SSB Citi and TIA.

Joseph P. Deane (Age 51) Vice President and Investment
Officer
Investment Officer of SSB Citi; Managing Director of
Salomon Smith Barney; Investment Officer of ten investment companies associated with Citigroup.

David T. Fare (Age 37) Vice President and Investment
Officer
Investment Officer of SSB Citi; Vice President of Salomon
Smith Barney. Investment Officer of three investmetn companies associated with Citigroup.

Paul Brook (Age 46). Controller; Director of Salomon Smith
Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-
1998 Managing Director of AMT Capital Services Inc.; prior to 1997, Partner with Ernst & Young LLP.

Christina T. Sydor (Age 49). Secretary; Managing Director of Salomon Smith Barney; Secretary of sixty-one investment companies associated with Citigroup; General Counsel and Secretary of SSB Citi and TIA.

As of March 9, 2000, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds. No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the last fiscal year the aggregate reimbursement was $14,437.

For the fiscal year ended November 30, 1999, the trustees of the trust were paid the following compensation:






Name of Person



Aggregate
Compensat
ion
From
Trust


Total
Pension or
Retirement
Benefits
Accrued
as part of
Trust
Expenses


Compensati
on
From Trust
and Fund
Complex
Paid to
Trustees


Number of
Funds for
Which
Trustees
Serves
Within
Fund
Complex
Herbert Barg**
$15,600
$0
$114,288
16
Alfred
Bianchetti*
  14,600
  0
    53,900
11
Martin Brody**
  13,600
  0
 138,600
21
Dwight B.
Crane**
  15,500
  0
 155,363
24
Burt N.
Dorsett**
  15,500
  0
   57,950
11
Elliot S.
Jaffe**
  12,600
  0
  45,100
11
Stephen E.
Kaufman**
  15,600
  0
 110,650
13
Joseph J.
McCann**
  15,600
  0
  58,050
11
Heath B.
McLendon *
-
-
-
71
Cornelius C.
Rose, Jr.**
  14,600
  0
  53,500
11

*	Designates an "interested" trustee.
**	Designates member of Audit Committee.

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years.
Trustees Emeritus may attend meetings but have no voting rights.

The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund of the Company as of March 9, 2000.

INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND CLASS L
PERCENTAGE OF SHARES

Monty Finefrock and
Paula Finefrock JTWROS
8 Skyline Drive
Woodside, CA  94062
Owned 58,825.543  (9.54%)

Donald B. McCaw and
Camilla B. McCaw
Camilla B McCaw Rev Trust
DTD 6/23/93
42 Forbes Avenue
San Anselino, , CA  94960
Owned 40,00.488 (6.48%)

Donald B. McCaw and
Camilla B. McCaw
Camilla B McCaw Rev Trust
DTD 6/23/93
42 Forbes Avenue
San Anselino, , CA  94960
Owned 38,635.159 (6.26%)

INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND CLASS Y
PERCENTAGE OF SHARES

Anthony S. Wong & Mandy Tang Wong
TTEES FBO the Amp Wong
Family Trust U/A/D 12/8/89
1071 Piedmont Drive
Sacramento, CA 95822
Owned 37,309.217 (100%) shares

INTERMEDIATE MATURITY NEW YORK MUNICIPAL FUND CLASS L
PERCENTAGE OF SHARES

Muriel S. Kessler
60 East 42nd St.
Suite 1136
New York, New York 10165
Owned 35,669.370 (6.31%) shares

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 6 below have been adopted by the trust as fundamental policies of the funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund.
Majority is defined in the 1940 Act as the lesser of (a)
67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the funds: No fund will

1.	Invest more than 25% of its total assets in securities,
the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (a) the fund may borrow from
banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
(a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940 Act and
the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein;
(b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

8.	No fund will invest in oil, gas or other mineral leases
or exploration or development programs.

9.	No fund may write or sell puts, calls, straddles,
spreads or combinations of those transactions, except as permitted under the fund's investment objective and policies.

10.	No fund will purchase a security if, as a result, the
fund would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years, except that this limitation will be deemed to apply to the entity supplying the revenues from which the issue is to be paid, in the case of private activity bonds purchased.

11. No fund may make investments for the purpose of exercising control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser and Administrator - SSB Citi (Manager)

SSB Citi serves as investment adviser to each fund pursuant to an investment advisory agreement (the "Investment
Advisory Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager.
The manager is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Subject to the supervision and direction of the trust's board of trustees, the manager manages each fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the Trust. The manager bears all expenses in connection with the performance of its services.

As compensation for investment advisory services, each fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.30% of the fund's average daily net assets.

The funds paid the manager investment advisory fees, and the investment manager waived fees and reimbursed expenses as follows:


For the fiscal year ended






November 30, 1997

November 30, 1998

November 30, 1999



Fund


Fees
Paid
Fees
Waived and
Expenses
Reimbursed


Fees
Paid
Fees
Waived
and
Expenses
Reimburse
d
Fees
Paid
Fees Waived
and
Expenses
Reimbursed
California
Fund
$
20,278
$
63,087
$
47,759
$
46,438
$63,1
68
$   46,738
New York
Fund
59,523
 90,299

98,264
63,179
132,3
35
     56,912

SSB Citi also serves as administrator to the New York and California Funds pursuant to a written agreement (the
"Administration Agreement"), which was approved by the trustees of the trust, including a majority of trustees who are not "interested persons" of the trust or the administrator. The administrator pays the salary of any officer and employee who is employed by both it and the trust and bears all expenses in connection with the performance of its services.

As administrator SSB Citi: (a) assists in supervising all aspects of the funds' operations except those performed by the funds' investment manager under its investment advisory agreement; b) supplies the fund with office facilities
(which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("deferred sales charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to each fund, the administrator receives a fee computed daily and paid monthly at the annual rate of 0.20% of each fund's average daily net assets.

The funds paid the administrator administration fees and the administrator waived fees and reimbursed expenses as follows:


For the fiscal year ended






November 30, 1997

November 30, 1998

November 30, 1999



Fund


Fees
Paid
Fees
Waived
and
Expenses
Reimburse
d


Fees
Paid
Fees
Waived and
Expenses
Reimbursed
Fees
Paid
Fees Waived
and
Expenses
Reimbursed
California
Fund
$
13,518
$
42,058
$
31,840
$   30,958
$42,1
12
$  31,159
New York Fund
33,023
66,858
65,508

42,120
88,22
4
    37,941

The trust bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, directors, shareholders or employees of Salomon Smith Barney or SSB
Citi, Securities and Exchange Commission ("SEC") fees and state Blue Sky qualification fees; charges of custodians;
transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses;
costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of trustees of the trust.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York,
New York 100174, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ended November 30, 2000.

Custodian, Transfer Agent and Sub-Transfer Agent

PNC Bank, National Association ("PNC" or "custodian"), located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania, 19103, serves as the custodian of the fund.
Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges.
The assets of the fund are held under bank custodianship in compliance with the 1940 Act.
Smith Barney Private Trust Company (the "transfer agent"), located at 388 Greenwich Street, New York, New York 10013 serves as the transfer agent and shareholder services agent for the fund.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the funds, their investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the funds' Code of Ethics is on file with the Securities and Exchange Commission.

Distributor

CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution
Agreement") which was approved by the fund's Board of Directors, including a majority of the Independent
Directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998,
Salomon Smith Barney served as the fund's distributor.
Salomon Smith Barney continues to sell the funds shares as part of the selling group.
Commissions on Class A Shares. For the and 1997 fiscal year, the aggregate dollar amount of commissions on Class A shares, all of which was paid to Salomon Smith Barney, is as follows:

Class A

Name of Fund
Fiscal Year
Ended
11/30/97


California Fund
$  37,000


New York Fund
    46,000




For the period December 1, 1997 through October 7, 1998 and for the period October 8, 1998 through November 30, 1998, and fiscal year ended November 30, 1999 the aggregate dollar amounts of commissions on Class A shares, are as follows:

Class A

Name of Fund
12/01/97
through
10/07/98*
10/08/98
through
11/30/98**
Fiscal year
ended
11/30/99***
California Fund
$  8,000
$  65,000
$  76,500
New York Fund
  27,000
    59,000
  107,100
*The entire amount was paid to Salomon Smith Barney.
** The following amounts were paid to Salomon Smith Barney:
$58,500 and $53,100 with regard to the California Fund and the New York Fund, respectively.
***The following amounts were paid to Salomon Smith Barney:
$8,500 and $11,900 with regard to the California Fund and the New York
Fund, respectively.

Commissions on Class L Shares.  For the period June 12,
1998 through October 7, 1998 and for the period October 8,
1998 through November 30, 1998 and for the fiscal year ended 1999, the aggregate dollar amounts of commission on Class L shares are as follows:


Class L
(On June 12, 1998, Class C shares were
renamed Class L Shares)*

Name of Fund
06/12/98
through
10/07/98*
10/08/98
through
11/30/98**
Fiscal year
Ended
11/30/99***
California Fund
$  4,000
$  65,000
$  8,000
New York Fund
    3,000
    59,000
    16,000
*The entire amount was paid to Salomon Smith Barney.
** The following amounts were paid to Salomon Smith Barney:
$7,200 and $14,400 with regard to the California Fund and the New York Fund, respectively.
***The following amounts were paid to Salomon Smith Barney:
$1,200 and $1,800 with regard to the California Fund and the New York
Fund, respectively.

Deferred Sales Charges on Class A and L Shares  For the
1997, 1998 and 1999 fiscal years, the following deferred sales charges were paid to Salomon Smith Barney on redemptions of the funds' shares:


Class A

Name of Fund
Fiscal Year
Ended
11/30/97
Fiscal Year
Ended 11/30/98
Fiscal Year
Ended 11/30/99
California Fund
$0
$0
$0
New York Fund
1,000
3,000
0



Class L
(On June 12, 1998, Class C shares were
renamed Class L Shares)

Name of Fund
Fiscal Year
Ended
11/30/97
Fiscal Year
Ended 11/30/98
Fiscal Year
Ended 11/30/99
California Fund
$1,000
$  1,000
$  2,000
New York Fund
 1,000
    4,000
    3,000

When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The trust's board of trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

California Fund

For the fiscal year ended November 30, 1999, Salomon Smith
Barney incurred distribution expenses totaling $74,646 consisting of $6,606 for advertising, $362 for printing of prospectuses, $32,024 for support services, $35,448 to Salomon Smith Barney Financial Consultants, and $206 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund.

New York Fund

For the fiscal year ended November 30, 1999, Salomon Smith
Barney incurred distribution expenses totaling approximately $127,828 consisting of $11,460 for advertising, $348 for printing of prospectuses, $56,936 for support services, $58,673 to Salomon Smith Barney Financial
Consultants, and $411 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund.

Distribution Arrangements for the New York and California
Fund

To compensate Salomon Smith Barney for the services it provides and for the expense it bears, the trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, both the New York and California Fund pays Salomon Smith
Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the fund's average daily net assets attributable to the fund's
Class A and Class L shares.  In addition, each fund pays
Salomon Smith Barney a distribution fee with respect to the Class L shares primarily intended to compensate Smith
Barney for its initial expense of paying its Financial
Consultants a commission upon sales of those shares.  The
Class L distribution fee is calculated at the annual rate of 0.20% of the value of each fund's average net assets attributable to the shares of the Class. The following service and distribution fees were incurred during the periods indicated:

DISTRIBUTION  PLAN FEES




California Fund:

Year Ended
11/30/99

Year Ended
11/30/98

Year Ended
11/30/97

Class A
$46,3
19
$39,973
$37,151
Class L
19,0
55
15,564
9,596
New York Fund:



Class A
86,8
40
76,471
$72,443
Class L
18,1
62
9,917
5,758

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each fund are made by the manager, subject to the overall review of the trust's board of trustees. Although investment decisions for each fund are made independently from those of the other accounts managed by the manager, investments of the type that a fund may make also may be made by those other accounts. When a fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a fund or the size of the position obtained or disposed of by a fund. The trust has paid no brokerage commissions since its commencement of operations.

Allocation of transactions on behalf of the funds, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the funds' shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by a fund. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both a fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to a fund.

No fund will purchase U.S. government securities or Municipal Obligations during the existence of any underwriting or selling group relating to the securities, of which the Adviser is a member, except to the extent permitted by the SEC. Under certain circumstances, a fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The trust has paid no brokerage commissions for portfolio transactions since its commencement of operations.
Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

While a fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%, it has in the past exceeded 100% with respect to these funds.
The rate of turnover will not be a limiting factor, however, when a fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to a fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

The portfolio turnover rates are as follows:


Fund

Year Ended
11/30/99

Year Ended
11/30/98



California Fund

29%
8%


New York Fund

23%
53%




PURCHASE OF SHARES
Sales Charge Alternatives

The following classes of shares are available for purchase.
See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:




Amount of
Investment

Sales Charge as
a %
Of Transaction

Sales Charge as
a %
Of Amount
Invested
Dealers'
Reallowance as %
Of Offering Price
Less than
$500,000
   2.00%
   2.04%
   1.80%
$500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith
Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class L shares is waived. See "Purchase of Shares-Deferred Sales Charge
Provisions" and "Purchase of Shares-Waivers of Deferred
Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the Securities Act of 1933, as amended.
The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.
Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions" below.  Until June 22, 2001 purchases of
Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000
(except purchases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney
Financial Consultant or a Dealer Representative. In addition, certain investors may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class L or Class Y shares. Salomon Smith Barney and Dealer
Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors in Class A and Class L shares may open an account in the fund by making an initial investment of at least
$1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A and Class L shares and the subsequent investment requirement for all Classes is $50.
There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent. It is not recommended that the fund be used as a vehicle for Keogh, IRA or other qualified retirement plans.

Purchase orders received by the fund or a Salomon Smith
Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith
Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment
Plan.  Under the Systematic Investment Plan, Salomon Smith
Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith
Barney Financial Consultant or a Dealer Representative.
Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the m, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon
Smith Barney; and (g) purchases by investors participating in a Salomon Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange
Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other
Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned.
Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date.
Please contact a Salomon Smith Barney Financial Consultant or the transfer agent obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series
Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.15%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon
Smith Barney Financial Consultant or the transfer agent further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class L shares;
and (b) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class L shares and Class A shares that are Deferred Sales Charge
Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales
Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month.

In determining the applicability of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon
Smith Barney. To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired
5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges
(see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash
Withdrawal Plan'') (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994);
(c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon Smith Barney
Financial Consultant.

Determination of Public Offering Price

Each fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share
(and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of either fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the
"NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, a fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of any fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed
1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal
Plan in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney
Financial Consultant or your Dealer Representative or the sub-transfer agent.

VALUATION OF SHARES

The net asset value per share of each fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

In carrying out valuation policies adopted by the trust's board of trustees for the New York Fund and California
Fund, the administrator, may consult with an independent pricing service (the "Pricing Service") retained by the trust. Debt securities of domestic issuers (other than U.S. government securities and short-term investments), including Municipal Obligations, are valued by the manager after consultation with the Pricing Service. U.S.
government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the trust's board of trustees. With respect to other securities held by the fund, when, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which no readily obtainable market quotations are available, in the judgment of the Pricing Service, are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the trust under the general supervision and responsibility of the board of trustees.




EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith
Barney mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A shares of the fund may be exchanged
without a sales charge for Class A shares of any of the Smith Barney mutual funds.

B.	Class L shares of any fund may be exchanged
without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class L shares of another Smith
Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith
Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon
Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege.
Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to either the fund's performance or its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Additional Information Regarding Telephone Redemption and
Exchange Program.

Neither the funds nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The funds nor their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

PERFORMANCE DATA

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing each fund's shares. Such performance information may include the following industry and financial publications- Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investors Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any advertisement or sales literature of a fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Yield and Equivalent Taxable Yield

A fund's 30-day yield described in the Prospectuses is calculated according to a formula prescribed by the SEC, expressed as follows:

					Yield = 2[(A - B + 1)6 - 1]

Where:	a  =	Dividends and interest
earned during the period
			b  =	Expenses accrued for the
period (net of reimbursements)
				c  =	The average daily number of
shares outstanding during the
period that were entitled to
receive dividends
				d  =	The maximum offering price
per share on the last day of
the period
For the purpose of determining the interest earned
(variable "a" in the formula) on debt obligations that were purchased by a fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.
A fund's "equivalent taxable 30-day yield" for a Class is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.
The yield on municipal securities is dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue. Investors should recognize that, in periods of declining interest rates, a fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield for each Class of shares will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's portfolio, thereby reducing the current yield of the fund.
In periods of rising interest rates, the opposite can be expected to occur.
The New York Fund's yield for Class A and Class L shares for the 30-day period ended November 30, 1999 was 4.29% and 3.50%, respectively. The equivalent taxable yield for Class A and Class L shares for that same period was 8.74% and 7.13%, respectively, assuming the payment of Federal income taxes at a rate of 39.6% and New York taxes at a rate of 11.31%.

The California Fund's yield for Class A, Class L and Class
Y shares for the 30-day period ended November 30, 1999 was 4.05%, 3.42% and 1.38%, respectively. The equivalent taxable yield for Class A, Class L and Class Y shares for that same period was 7.93%, 6.69% and 2.70%, respectively, assuming the payment of Federal income taxes at a rate of 39.6% and California taxes at a rate of 9.3%.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

P(1 + T)n = ERV

		Where:	P	= 	a hypothetical
initial payment of $1,000.

			T	= 	average annual total
return.

			n	= 	number of years.

			ERV	=	Ending Redeemable Value
of a hypothetical
$1,000 investment made
at the beginning of a
1-, 5- or 10-year
period at the end of a
1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

California Fund
Average Annual Total Return



Class of Shares

1-Year

5-Year

10-
Year
Since
Incept
ion1
Class A2

(2.68)
%
 5.87%
N/A
 5.33%
Class L3

(2.74)
%
 5.85%
N/A
 5.93%
Class Y4

(0.40)
%
 N/A
N/A
 4.95%
___________________
1 Class A commenced operations on December 31, 1991,
Class L commenced operations on November 8, 1994, and
Class Y commenced operations on September 8, 1995.
	2	The average annual total return figure assumes that
the maximum 2.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been (0.70)%, 6.31% and
5.60% for one year, five years and since inception of
the fund, respectively.
	3	The average annual total return figure assumes that
the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charge had not been deducted, the average annual total return for Class L shares for the same period would have been (0.79)%, 6.07% and 6.14% for one year, five years and since inception of the fund, respectively.
4 Class Y shares do not incur sales charges nor deferred sales charges.

New York Fund 1
Average Annual Total Return



Class of Shares

1-Year

5-Year

10-
Year
Since
incept
ion2
Class A3

(3.17)
%
5.70%
N/A
 5.34%
Class L4

(3.42)
%
N/A
N/A
 5.48%
___________________
	1	There is no information for Class Y shares because no
Class Y shares were outstanding for the periods
shown.
	2	Class A commenced operations on December 31, 1991.
Class L commenced operations on December 2, 1994.
	3	The average annual total return figure assumes that
the maximum 2.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been (1.18)%, 6.13% and
5.61% for one year, five years and since inception of
the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same period would have been (1.49)% and 5.69% for one year and since inception of the fund, respectively.

Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:
ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or
10-year period at the end of
the 1-, 5- or 10-year period
(or fractional portion
thereof), assuming
reinvestment of all dividends
and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

California Fund

Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
incepti
on1
Class A2

(2.68)
%
33.03%
N/A
50.92%
Class L3

(2.74)
%
32.90%
N/A
33.85%
Class Y4

(0.40)
%
N/A
N/A
22.67%
_______________________
1	Class A commenced operations on December 31, 1991,
Class L commenced operations on November 8, 1994, and
Class Y commenced operations on September 8, 1995.
	2	The average annual total return figure assumes that
the maximum 2.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been (0.70)%, 35.76% and
53.98% for one year, five years and since inception
of the fund, respectively.
	3	The average annual total return figure assumes that
the maximum applicable initial and deferred sales
charges have been deducted from the investment at the
time of redemption.  If the maximum initial and
deferred sales charges had not been deducted, the
average annual total return for Class L shares for
the same period would have been (0.79)%, 34.27% and
35.23% for one year, five years and since inception
of the fund, respectively.
	4	Class Y shares do not incur sales charges nor
deferred sales charges.


New York Fund 1

Aggregate Annual Total Return



Class of Shares

1-Year

5-Year

10-
Year
Since
inceptio
n2
Class A3
(3.17)
%
31.93%
N/A
52.85%
Class L4
(3.42)
%
N/A
N/A
32.52%
_______________________
	1	There is no information for Class Y shares because no
Class  Y shares were outstanding for the periods
shown.
	2	Class A commenced operations on December 31, 1991.
Class L commenced operations on December 2, 1994.
	3	The average annual total return figure assumes that
the maximum 2.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been (1.18)%, 34.63% and
54.10% for one year, five years and since inception
of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same period would have been (1.49)% and 31.87% for one year and since inception of the fund, respectively.


It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuations in interest rates and the expenses of the fund. Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTION AND TAXES

Dividends and Distributions. The fund's policy is to declare and pay exempt-interest dividends monthly.
Dividends from net realized capital gains, if any, will be distributed annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains in order to avoid a federal excise tax liability. If a shareholder does not otherwise instruct, exempt-interest dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge charge or deferred sales charge.

The per-share amounts of the exempt-interest dividends on Class L shares may be lower than on Class A and Class Y shares, mainly as a result of the distribution fees applicable to Class L shares. Similarly, the per-share amounts of exempt-interest dividends on Class A shares may be lower than on Class A shares, as a result of the service fee attributable to Class A shares. Capital gain distributions, if any, will be the same for all Classes of fund shares (A, L and Y).


Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his or her tax adviser with respect to the specific federal, state and local consequences of investing in each fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Funds and Their Investments

As described in the each fund's Prospectus, each fund is designed to provide shareholders with current income that is excluded from gross income for federal income tax purposes and is exempt from California or New York State and New York City personal income taxes. Neither fund is intended to constitute a balanced investment program and and neither fund is designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in each fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Each fund intends to continue to qualify as a regulated investment company during each taxable year under the Code.
To so qualify, each fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, each fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and on its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of its investment company taxable income (i.e., 90% of the sum of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute.


On November 30,1999, the unused capital loss carryovers, by the funds were approximately as follows: California Fund, $1,142,000 and New York Fund $1,723,000. For federal income tax purposes, these amounts are available to be applied against future capital gains of the funds that has the carryovers, if any, that are realized prior to the expiration of the applicable carryover. The carryovers expire as follows:

FUND
November
30,





(in thousands)
2000
2001
2002
2003
2004
2005
2006
2007
California
--
--
657
269
--
--
--
$216
New York
--
--
856
337
76
--
--
$454

The Code imposes a 4% nondeductible excise tax on each fund to the extent it does not distribute by the end of any calendar year at least 98% of its income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by each fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, each fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by each fund in computing its taxable income. In addition, in the event of a failure to qualify, each fund's distributions, to the extent derived from each fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. If each fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, each fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e.
the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each fund's transactions in municipal bond index and interest rate futures contracts and options on these futures contracts (collectively "section 1256 contracts") will be subject to special provisions of the Code
(including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by each fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to each fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require each fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause each fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company.

All section 1256 contracts held by each fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in each fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by each fund from positions in section 1256 contracts closed during the taxable year.
Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by each fund.

Taxation of Shareholders

Because each fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes. In addition, the interest on any such indebtedness is not deductible by a shareholder of the California Fund for California personal income tax purposes, nor by a New York Fund shareholder for New York, New York City and the City of
Yonkers personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then, for federal income tax purposes, any loss on the sale or exchange of such share may, to the extent of exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as Federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.
Furthermore, that portion of any exempt-interest dividend paid by each fund which represents income derived from "private activity bonds" held by such fund may not retain its federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover, some or all of each fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes.
In addition, the receipt of each fund's dividends and distributions may affect a foreign corporate shareholder's federal "branch profits" tax liability and the federal or California "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or
(b) subject to a federal alternative minimum tax, the federal branch profits tax or the federal "excess net passive income" tax.

Nether of the funds does not expects to realize a significant amount of capital gains. Net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that each fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of each fund.

Shareholders receiving dividends or distributions in the form of additional shares should have a cost basis in the shares received equal to the amount of money that the shareholders receiving cash dividends or distributions will receive.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares.
Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in each fund, within a 61-day period beginning 30 days before and ending
30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less (to the extent not disallowed pursuant to the six-month rule described above relating to exempt-interest dividends) will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of a fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. Each fund may be required to withhold, for United States federal income tax purposes, 31% of (a) taxable dividends and distributions and (b) redemption proceeds payable to shareholders who fail to provide such fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.
Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by a fund as to the United States federal income tax and California or New York State and New York City personal income tax status of the dividends and distributions made by a fund to its shareholders. These statements also will designate the amount of exempt-interest dividends that is a preference item for purposes of the federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded or exempt from federal income taxation and California or New York State and New York City personal income taxation and the dollar amount of dividends subject to federal income taxation and California or New York State and New York City personal income taxation, if any, will vary for each shareholder depending upon the size and duration of such shareholder's investment in a fund. To the extent each fund earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day.

The foregoing is only a summary of certain material tax consequences affecting each fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."
The trust offers shares of beneficial interest of five separate funds with a par value of $.001 per share. The funds may offer shares of beneficial interest currently classified into five Classes - A, B, L ,Y and Z. Each
Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of each fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by each fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of each fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which each fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by each fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of each fund. The trustees intend to conduct the operation of each fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of each fund.

The Master Trust Agreement of the funds permits the trustees of the funds to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in each of the funds represents an equal proportional interest in each respective fund with each other share. Shareholders of each fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of each fund has any preemptive or conversion rights. Shares of each fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, each fund's trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

Each fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of each fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson
Lehman Brothers Intermediate-Term Trust.  On October 14,
1994 and August 16, 1995, the Trust's name was changed
Smith Barney Income Trust and Smith Barney Investment
Trust, respectively.

Annual and Semi-Annual Reports. Each fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by each fund at the end of the period covered. In an effort to reduce the funds' printing and mailing costs, each fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, each fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon
Smith Barney Financial Consultant or the transfer agent.

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience
(source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

Style Pure Series - Our style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial
Consultant.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Concert Allocation Series - As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

Special Discipline Series - Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.

FINANCIAL STATEMENTS

Each fund's annual report for the fiscal year ended
November 30, 1999 is incorporated herein by reference in its entirety. The annual report was filed on February 16, 2000, Accession Number 91155-00-000110 .


APPENDIX

RATINGS ON DEBT OBLIGATIONS  tc "
RATINGS ON DEBT OBLIGATIONS " \l 2

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds which are rated Caa are of poor standing.
Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated `BB', `B', `CCC', `CC' or `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from `AA' to `B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings
& Loan Insurance Corp. or the Federal Deposit Insurance
Corp.

	+ - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

	AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

	AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

	A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

	BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

	BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

	B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

	CCC, CC, C - Default on bonds rated CCC,CC, and C by
Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

	Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category.
Plus and minus signs however, are not used in the AAA category.
COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics:
leading market positions in well-established industries;
high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

	Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

	The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

	Fitch's short-term ratings are as follows:

	F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

	F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

	F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

	F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

The Thomson BankWatch ("TBW")

	TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

	TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.







SMITH BARNEY
INVESTMENT TRUST




Intermediate Maturity
California Municipal Fund

Intermediate Maturity
New York Municipal Fund















March 29, 2000



SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH BARNEY
								A Member of
Citigroup





80





March 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney Large Capitalization Growth Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010


This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith
Barney Large Capitalization Growth Fund (the "fund") dated
March 29, 2000, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney Inc. ("Salomon Smith
Barney") at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment
Trust (the "trust").

TABLE OF CONTENTS

 Investment Objective and Management Policies	 2
 Investment  Restrictions......	..............................12
 Trustees of the Trust and Executive Officers of the Fund	13
 Investment Management and Other Services	17
 Portfolio Transactions...	................................21
 Portfolio Turnover..................	.....................23
 Purchase of Shares 	.............................................24
 Redemption of Shares	33
 Valuation of Shares	34
 Exchange Privilege	35
 Performance Data	.......................................................36
 Dividends, Distributions and Taxes	39
 Additional Information	44
 Financial Statements 	...................................................48




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.) ("SSB Citi" or the "manager") serves as investment manager to the fund.

The fund normally invests at least 65% of its total assets in equity securities of large capitalization companies that are dominant in their industries, global in scope and have a long- term history of performance. The fund does have the flexibility, however, to invest the balance in companies with other market capitalizations. The fund defines large market capitalization companies as those with market capitalization of $5 billion or more at the time of the fund's investment. Companies whose capitalizations falls below this level after purchase will continue to be considered large capitalization companies for purposes of the 65% policy.

Under normal market conditions, the majority of the fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Equity Securities.  The fund will normally invest at least
65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities and Delayed-Delivery Transactions.
The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal.
These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment.
Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, the fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. The fund may invest in securities of foreign issuers directly or in the form of American
Depository Receipts ("ADRs"), European Depository Receipts
("EDRs") or similar securities representing interests in the common stock of foreign issuers. Management intends to limit the fund's investment in these types of securities to 10% of the fund's net assets. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S.
securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

The Economic Monetary Union (EMU):  For participating
countries, EMU will mean sharing a single currency (the
Euro) and single official interest rate and adhering to
agreed upon limits on government borrowing.  There are a
number of significant risks associated with EMU.  Monetary
and economic union on this scale has never been before.
There is a significant degree of uncertainty as to whether
participating countries will remain committed to EMU in the
face of changing economic conditions.  This uncertainty may
increase the volatility of European markets.   The
conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the Euro.

Money Market Instruments. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities");
certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions;
high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least
102% of the repurchase price plus accrued interest.
Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price
(including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Repurchase agreements are considered to be loans by the fund under the Investment Company Act of 1940, as amended
(the "1940 Act").
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.
The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Illiquid Securities. The fund may invest up to an aggregate amount of 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Options, Futures and Currency Strategies. The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange
Act, regulations of the Commodity Futures Trading
Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date.
Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions.
For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the manager believes a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities
(of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the fund's books.

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the portfolio may not use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on the manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

Over-the-counter options in which the fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, the fund may engage in writing covered call options. The fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected).
Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when the manager expects the price of the underlying security to remain flat or decline moderately during the option period,
(b) at-the-money call options when the manager expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the manager expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.
To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options
Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing
Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although the manager will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the
Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock
Exchange Oil and Gas Index or the Computer and Business
Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash
"exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.
The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, the fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the fund's books to the extent required by law.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index
(known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time.
Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.


INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and the fund's investment objective have been adopted by the trust as fundamental policies of the fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any
time.
Under the investment restrictions adopted by the trust with respect to the fund: the fund will not
1.  	Invest in a manner that would cause it to fail to be
a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.  	Invest more than 25% of its total assets in
securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3.  	Borrow money, except that (a) the fund may borrow
from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities
(not including the amount borrowed), is derived from such transactions.

4.  	Issue "senior securities" as defined in the 1940 Act
and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

5.  	Make loans.  This restriction does not apply to: (a)
the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6.  	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

7.  	Engage in the business of underwriting securities
issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

8.  	Purchase any securities on margin (except for such
short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.  	Invest in oil, gas or other mineral leases or
exploration or development programs.

10.  	Write or sell puts, calls, straddles, spreads or
combinations of those transactions, except as permitted under the fund's investment objective and policies.

11.  	Purchase a security if, as a result, the fund would
then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years.

12.  	Make investments for the purpose of exercising
control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 388 Greenwich Street, New York, New
York 10013, unless otherwise indicated.

Herbert Barg, Trustee (Age 76). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc. ("Citigroup")

*Alfred J. Bianchetti Trustee (Age 77).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.
Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 78).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates
Corp.  His address is c/o HMK Associates, 30 Columbia
Turnpike, Florham Park, New Jersey 07932. Director/Trustee of twenty-one investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 62).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts 02163.
Director/Trustee of twenty-four investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 69).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.
Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 73). Chairman of the Board and President of The Dress Barn, Inc. His address is 30
Dunnigan Drive, Suffern, New York 10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 68). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 69).  Financial Consultant;
Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.
Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 66). Chairman of the Board,
President and Chief Executive Officer; Managing Director of
Salomon Smith Barney; President of SSB Citi and Travelers
Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 71 investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center,
New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 66).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook
Village, Building 4, Apt 6, West Lebanon, New Hampshire
03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 42).  Senior Vice President and
Treasurer; Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney Mutual funds;
Treasurer and Senior Vice President or Executive Vice
President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA.

Alan Blake (Age 50). Vice President and Investment Officer;
Managing Director of Salomon Smith Barney; Investment
Officer of two investment companies associated with Citigroup; Investment Officer of SSB Citi.

Paul Brook (Age 46). Controller; Director of Salomon Smith
Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-
1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP.

Christina T. Sydor (Age 49) Secretary; Managing Director of
Salomon Smith Barney; Secretary of sixty-one investment companies associated with Citigroup; General Counsel and Secretary of SSB Citi and TIA.

As of March 9, 2000, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds. No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings, and for the most recent calendar year the aggregate reimbursement was $14,437.83.

For the fiscal year ended November 30, 1999, the Trustees of the trust were paid the following compensation:




Name of Person



Aggregate
Compensat
ion
from
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
From Trust
and Fund
Complex
Paid to
Trustees+

Number of
Funds for
Which Trustee
Serves
Within
Fund Complex


Herbert Barg**
Alfred
Bianchetti*
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$ 15,600
  14,600
   13,600
   15,500
   15,500
   12,600
   15,600
   15,600
-----
   14,600

$0
0
0
0
0
0
0
0
0
0

$114,288
    53,900
  138,600
  155,363
   57,950
   45,100
  110,650
   58,050
------
  53,500

16
11
21
24
11
11
13
11
71
11

+	For calendar year ended December 31, 1999.
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee.


	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.




The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of March 9, 2000.

CLASS Y - PERCENTAGE OF SHARES

Smith Barney Concert Series, Inc.
High Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440

Attn: Beverly Timson
Lester, PA 19113
Owned 3,978,232.710 (49.38%) shares

Smith Barney Concert Series, Inc.
Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 2,535,359.444 (31.47%) shares

Smith Barney Concert Series, Inc.
Select High Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 632,197.977 (7.84%) shares

Smith Barney Concert Series, Inc.
Select Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 485,369.228 (6.02%) shares

CLASS Z - PERCENTAGE OF SHARES

State Street Bank & Trust CUST
The Travelers Group 401(k)
Savings Plan
Attn: Rick Vest
225 Franklin Street
Boston, Ma 02101
Owned 3,695,964.693 (100%)shares


INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - SSB Citi

SSB Citi serves as investment manager to the fund pursuant to an investment management agreement (the "Investment
Management Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager.
The manager is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup. Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. The manager also: (a) assists in supervising all aspects of the fund's operations except those performed by the fund's investment manager under its investment advisory agreement; b) supplies the fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("Deferred Sales Charge") and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services, the fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets. The management fees paid by the fund in fiscal years ended November 30, 1999, November 30, 1998 and the fiscal period ended November 30, 1997 were $18,933,051, $5,558,989 and $620,766, respectively.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York,
New York 10017, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 1999.

Custodian, Transfer Agent and Sub-Transfer Agent

PNC Bank, National Association ("PNC" or "custodian"), located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania, 19103, serves as the custodian of the fund.
Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges.
The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Smith Barney Private Trust Company (the "transfer agent"), located at 388 Greenwich Street, New York, New York 10013 serves as the transfer agent and shareholder services agent for the fund.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the Fund's Code of Ethics is on file with the Securities and Exchange Commission.

Distributor

CFBDS, Inc., located at 20 Milk Street, Boston,
Massachusetts 02109-5408 serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the
"Distribution Agreement") which was approved by the fund's
Board of Trustees, including a majority of the independent trustees on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998,
Salomon Smith Barney served as the fund's distributor.

For the fiscal period ended November 30, 1997, the aggregate dollar amount of commissions on Class A shares was $3,023,000, all of which was paid to Salomon Smith
Barney. For the period December 1, 1997 through October 7,
1998 the aggregate dollar amount of commissions on Class A shares was $319,000, all of which was paid to Salomon Smith
Barney.  For the period October 8, 1998 through November
30, 1998 the aggregate dollar amount of commissions on Class A shares was $2,596,000, $2,336,400 of which was paid to Salomon Smith Barney. For the fiscal year ended
November 30, 1999, the aggregate dollar amount of commissions on Class A shares was $5,565,000, $5,008,500 of which was paid to Salomon Smith Barney and $556,500 was paid to CFBDS, Inc.

For the period June 12, 1998 through October 7, 1998 the aggregate dollar amount of commissions on Class L shares was $161,000, all of which was paid to Salomon Smith
Barney. For the period October 8, 1998 through November 30,
1998 the aggregate dollar amount of commissions on Class L shares was $664,000, $597,600 of which was paid to Salomon
Smith Barney. For the fiscal year ended November 30, 1999, the aggregate dollar amount of commissions on Class L shares was $3,693,000, $3,323,700 of which was paid to Salomon Smith Barney and $369,300 was paid to CFBDS, Inc.

For the fiscal period ended November 30, 1997 and the fiscal years ended November 30, 1998 and November 30, 1999,
Salomon Smith Barney or its predecessor received from shareholders $1,000, $23,000 and $6,000, respectively, in deferred sales charges on the redemption of Class A shares.

For the fiscal period ended November 30, 1997 and the fiscal years ended November 30, 1998, and November 30,
1999, Salomon Smith Barney or its predecessor received from shareholders $28,000, $547,000 and $1,827,000, respectively, in deferred sales charges on the redemption of Class B shares.

For the fiscal period ended November 30, 1997 and the fiscal years ended November 30, 1998 and November 30, 1999,
Salomon Smith Barney or its predecessor received from shareholders $3,000, $45,000 and $201,000, respectively, in deferred sales charges on the redemption of Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Trustees has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

Distribution Arrangements. To compensate Salomon Smith
Barney for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940
Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith
Barney a distribution fee with respect to Class B and Class
L shares primarily intended to compensate Salomon Smith
Barney for its initial expense of paying Financial
Consultants a commission upon sales of those shares.  The
Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.


The following service and distribution fees were incurred pursuant to a Distribution Plan during the periods indicated:





Distribution Plan Fees





Fiscal Year
Ended
11/30/99

Fiscal Year
Ended
11/30/98

Fiscal Period
Ended
11/30/97

Class A

$  1,463,411

$   489,693

$  64,109

Class B

$12,650,700

$3,522,540

$404,500

Class L*

$  4,624,888

$   842,963

$  82,645

* Class L shares were called Class C shares until June 12, 1998.

For the fiscal year ended November 30, 1999, the distributor incurred distribution expenses totaling
$43,032,508, consisting of $1,726,750 for advertising, $123,662 for printing and mailing of prospectuses, $10,394,858 for support services, $29,488,563 to Salomon
Smith Barney Financial Consultants, and $1,318,675 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and deferred sales charge received by Salomon Smith Barney from the fund. For the fiscal year ended November 30, 1999, the Salomon Smith
Barney received $18,738,999 in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The
Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon
Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith
Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The trust's board of trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. For the fiscal year ended November 30, 1999, the fund directed brokerage transactions totalling approximately $5,847,600 to brokers because of research services provided. The amount of brokerage commissions paid on such transactions totalled approximately $7,975.

In accordance with Section 17(e) of the 1940 Act and Rule
17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon
Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon
Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the board of trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The fund has paid the following in brokerage commissions for portfolio transactions:

					Fiscal
	Fiscal			Fiscal
					Year			Year
	Period
					Ended			Ended
	Ended
					11/30/99		11/30/98
	11/30/97


Total Brokerage Commissions		$1,578,155
	$543,185		$232,530

Total Brokerage Commissions
paid to Salomon Smith Barney	$     84,525
$25,080		  $34,620

% of Total Brokerage Commissions
paid to Salomon Smith Barney	         5.36%
	4.62%	     		14.89%

% of Total Transactions involving
Commissions paid to Salomon
Smith Barney				        4.67%
	2.90%	                    	8.11%

Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities. The portfolio turnover rates were 9% for the fiscal year ended November
30, 1999 and 14% for the fiscal year ended November 30, 1998.





PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase.
See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
%
of Amount
Invested
Dealers'
Reallowance as
%
Of Offering
Price
Less than
$25,000

5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 -
99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more will
be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales
Charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial
Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B and
Class L shares is waived. See "Deferred Sales Charge
Provisions" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions" below.  Until June 22, 2001 purchases of
Class L shares by investors who were holders of Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are available only to investors investing a minimum of $15,000,000
(except purchases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for which there is no minimum purchase amount).

Class Z Shares. Class Z Shares are sold without an initial sales charge or Deferred Sales
Ccharge and are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon
Smith Barney or any of its affiliates ("Qualified Plans") and to certain unit investment trusts ("UIT) sponsored by Salomon Smith Barney or any of its affiliates.

General

Investors may purchase shares from a Salomon Smith Barney
Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer
Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Purchases of the fund's Class Z shares must be made in accordance with the terms of a Qualified Plan or a Salomon
Smith Barney UIT. There are no minimum investment requirements for Class Z shares; however the fund reserves the right to vary this policy at any time. Shareholders acquiring Class Z shares through a Qualified Plan or a Salomon Smith Barney UIT should consult the terms of their respective plans for redemption provisions.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class
A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust
("UIT") sponsored by Salomon Smith Barney, and
Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon Smith
Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day
(the ''trade date'').  Orders received by a Dealer
Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer
Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment
Plan. Under the Systematic Investment Plan, Salomon Smith
Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith
Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note:
subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange
Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other
Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned.
Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date.
Please contact a Salomon Smith Barney Financial Consultant or the transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series
Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon
Smith Barney Financial Consultant or the transfer agent for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares;
(b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the tims charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month.
The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney
401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''


Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend
Shares) owned by the shareholder.

In determining the applicability of any Deferred Sales
Charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales
Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon
Smith Barney. To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired
5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) exchanges
(see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash
Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates.
The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class
L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares
(other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about
March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k)
Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class
A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June
21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program.
Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares: Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401 (k)
Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class
A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately
60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares ofa the same fund.
If the participating elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class
B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the sahres purchased through reinvestment of dividends or capital gain distributions, plus the current net asset vlaue of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith
Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of
(a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) o the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share
(and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed
1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable Deferred Sales Charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal
Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney
Financial Consultant.

Additional Information Regarding Telephone Redemption And
Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith
Barney mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another Smith Barney mutual fund will be subject to the higher applicable
Deferred Sales Charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of Deferred
Sales Charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith
Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

D. Holders of Class Z shares should consult their Qualified Plans for information about available exchange options.

The exchange privilege enables shareholders in any Smith
Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon
Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege.
Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L, Class Y and Class Z shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting
100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications- Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investors Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.


Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

P(1 + T)n = ERV

		Where:	P	= 	a hypothetical
initial payment of $1,000.

			T	= 	average annual total
return.

			n	= 	number of years.

			ERV	=	Ending Redeemable Value
of a hypothetical
$1,000 investment made
at the beginning of a
1-, 5- or 10-year
period at the end of a
1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
32.50%
N/A
N/A
34.35%
Class B3
33.51%
N/A
N/A
35.56%
Class L4
36.15%
N/A
N/A
35.85%
Class Y5
40.00%
N/A
N/A
36.52%
Class Z5
N/A
N/A
N/A
25,08%
_______________________
	1	Class A, B and L shares commenced operations on
August 29, 1997.  Class Y and Class Z commenced
operations on October 15, 1997 and January 4, 1999,
respectively.
	2	The average annual total return figure assumes that
the maximum 5.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been 39.50% and 37.46% for
one year and since inception of the fund,
respectively.
	3	The average annual total return figure assumes that
the maximum applicable Deferred Sales Charge has been
deducted from the investment at the time of
redemption.  If the maximum deferred sales charge had
not been deducted, the average annual total return
for Class B shares for the same period would have
been 38.51% and 36.46% for one year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and Deferred Sales
Charges have been deducted from the investment at the
time of redemption.  If the maximum initial and
Deferred Sales Charges have not been deducted, the
average annual total return for Class L shares for
the same period would have been 38.51% and 36.46% for
one year and since inception of the fund,
respectively.
	5	Class Y sharesand Class Z shares do not incur sales
charges nor Deferred Sales Charges.


Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:


ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or
10-year period at the end of
the 1-, 5- or 10-year period
(or fractional portion
thereof), assuming
reinvestment of all dividends
and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.



Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
32.50%
N/A
N/A
94.60%
Class B3
33.51%
N/A
N/A
98.56%
Class L4
36.15%
N/A
N/A
99.55%
Class Y5
40.00%
N/A
N/A
93.83%
Class Z5
N/A
N/A
N/A
25.08%
_______________________
	1	Classes A, B and L shares commenced operations on
August 29, 1997.  Class Y and Class Z shares
commenced operations on October 15, 1997 and January
4, 1999, respectively.
	2	The average annual total return figure assumes that
the maximum 5.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been 39.50% and 104.92%
for one year and since inception of the fund,
respectively.
	3	The average annual total return figure assumes that
the maximum applicable Deferred Sales Charge has been
deducted from the investment at the time of
redemption.  If the maximum Deferred Sales Charge had
not been deducted, the average annual total return
for Class B shares for the same period would have
been 38.51% and 101.56% for one year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and Deferred Sales
Charges have been deducted from the investment at the
time of redemption.  If the maximum initial and
Deferred Sales Charges had not been deducted, the
average annual total return for Class L shares for
the same period would have been 38.51% and 101.56%
for one year and since inception of the fund,
respectively.
	5	Class Y shares and Class Z shares do not incur sales
charges nor Deferred Sales Charges.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The fund's policy is to distribute its net investment income and net realized capital gains, if any, annually.
The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and
capital gains distributions will be reinvested
automatically in additional shares of the same Class at net
asset value, subject to no sales charge or deferred sales
charge.   A shareholder may change the option at any time
by notifying his Salomon Smith Barney Financial Consultant or Dealer Representative. Shareholders whose account are held directly at the sub-transfer agent should notify the sub-transfer agent in writing, requesting a change to this reinvest option

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class
A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of, which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company during each taxable year under the Internal Revenue Code of 1986, as amended (the "Code").
To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses..

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements, but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute.
</R.>
The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.



If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e.
the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in so-called "section 1256 contracts", such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.
Tax conventions between certain countries and the United
States may reduce or eliminate such taxes in some cases.
The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or impossible to obtain.

Alternatively, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service (the "IRS").
By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December
31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders.
However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax
(currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and
(c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United
States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realized-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter
(if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.
</R.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.



Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending
30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced.
Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United States Shareholders -
Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Class Z

Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan. In addition to the considerations described below, there may be other federal, state, local, and/or foreign tax applications to consider.
Provided that a Qualified Plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund.
Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a Qualified Plan.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."
The trust offers shares of beneficial interest of five separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into five Classes - A, B, L, Y and Z. Each
Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares
(the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson
Lehman Brothers Intermediate-Term Trust.  On October 14,
1994 and August 16, 1995, the Trust's name was changed
Smith Barney Income Trust and Smith Barney Investment
Trust, respectively.

Annual and Semi-Annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed
Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon
Smith Barney Financial Consultant or the transfer agent.

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience
(source: ICI, 1998), the portfolio managers of Smith Barney
Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored ot suit each investor's unique financial goals.

Style Pure Series - Our style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial
Consultant.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Concert Allocation Series - As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

Special Discipline Series - Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.

FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended November
30, 1999 is incorporated herein by reference in its entirety. The annual report was filed on February 16, 2000, Accession Number 91155-00-110.





























SMITH BARNEY
INVESTMENT TRUST



Large Capitalization
Growth
Fund















March 29, 2000


SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH BARNEY
								A Member of
Citigroup [Symbol]






60



March 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY INVESTMENT TRUST

Smith Barney Mid Cap Blend Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith
Barney Mid Cap Blend Fund (the "fund") dated March 29,
2000, as amended or supplemented from time to time (the
"prospectus"), and is incorporated by reference in it entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney Inc. at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment Trust (the
"trust").

TABLE OF CONTENTS

Investment Objective and Management Policies	2
Investment  Restrictions......	..............................14
Trustees of the Trust and Executive Officers of the Fund	15
Investment Management and Other Services	18
Portfolio Transactions...	...............................22
Portfolio Turnover..................	.................24
Purchase of Shares 	.............................................24
Redemption of Shares	33
Valuation of Shares	35
Exchange Privilege	35
Performance Data	36
Dividends, Distribution and Taxes	36
Additional Information	45
Financial Statements 	...................................................48




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC (successor to
SSBC Fund Management Inc.) ("SSB Citi" or the "manager") serves as investment manager to the fund.

The fund is an open-end, diversified, management investment company whose investment objective is to seek long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in equity securities of medium-sized companies. Medium sized companies are thosewhose market capitalization is within the market capitalization range of companies in the S&P Mid
Cap Index ("Index") at the time of investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of February 29, 2000, the largest market capitalization of a company in the Index was $51 billion and the smallest market capitalization was $106 million. Investing in medium-capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The fund normally invests in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. The fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the fund's expenses and to meet redemption requests. It is the policy of the fund to be as fully invested in equity securities as practicable at all times. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Equity Securities.  The fund will normally invest at least
65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Real Estate Investment Trusts ("REITS"). The fund may invest in REITS, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REIT's manager.
REITs are also subject to risks generally associated with investments in real estate. The fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

Convertible Securities. Convertible securities in which the fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock.
Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality.
Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.
When-Issued, Delayed-Delivery and Forward Commitment
Transactions. The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis.
The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, its fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the fund's books. Normally, the fund will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade.
Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. The fund has the authority to invest up to 25% of its assets in foreign securities (including
European Depository Receipts ("EDRs") and Global Depository
Receipts ("GDRs")) and American Depository Receipts
("ADRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S.
dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
The fund may invest in securities of foreign governments
(or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. In addition, the fund may invest in securities into which they may be converted. The fund also may invest in securities denominated in European
Currency Units (ECUs). An ECU is a "basket" consisting of a specified amount of currencies of certain of the twelve member states of the European Community. In addition, the fund may invest in securities denominated in other currency
"baskets."

The Economic Monetary Union (EMU):  For participating
countries, EMU will mean sharing a single currency (the
Euro) and single official interest rate and adhering to
agreed upon limits on government borrowing.  There are a
number of significant risks associated with EMU.  Monetary
and economic union on this scale has never been before.
There is a significant degree of uncertainty as to whether
participating countries will remain committed to EMU in the
face of changing economic conditions.  This uncertainty may
increase the volatility of European markets.   The
conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the fund's investments quoted in the Euro.

Short-Term Debt Securities. Debt securities in which the fund may invest include notes, bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit. Debt securities represent money borrowed that obligate the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity
(when the obligation is due and payable) and usually to pay the holder interest at specific times.

All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of the fund's investments in debt securities will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of the fund's debt securities will generally rise. Conversely, during periods of rising interest rates, the value of the fund's debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest.
The fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The fund's investment in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the fund's shorter-term securities.

Money Market Instruments. The fund may invest for temporary defensive purposes in short-term instruments including corporate and government bonds and notes and money market instruments. Short-term instruments in which the fund may invest include obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group or Prime-2 by
Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Trust's Board of Trustees.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Securities.  The fund may invest in U.S.
Government securities.  Generally, these securities include
U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S.
Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S.
Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market values of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least
102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least
102% of the repurchase price (including accrued interest).
In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price
(including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities.
Repurchase agreements are considered to be loans by the fund under the 1940 Act.
Reverse Repurchase Agreements. The fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest.
At the time the fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the fund has sold but is obligated to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. The fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board.
The fund will not lend portfolio securities to affiliates of the manager unless they have applied for and received specific authority to do so from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities will be collateralized by cash, letters of credit or U.S.
Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Illiquid Securities. The fund may invest up to an aggregate amount equal to 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Options, Futures and Currency Strategies. The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange
Act, regulations of the Commodity Futures Trading
Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date.
Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions.
For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate account of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the fund's books.

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the fund might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Over-the-counter options in which the fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, the fund may engage in the writing of covered call options.
The fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when SSB
Citi expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when SSB Citi expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when SSB Citi expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.
To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options
Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which SSB Citi believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing
Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although SSB Citi will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the
Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock
Exchange Oil and Gas Index or the Computer and Business
Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash
"exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.
The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.
Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, the fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on the fund's books to the extent required by law.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index
(known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied.
Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account on the fund's books an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time.
Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and the fund's investment objective have been adopted by the trust as fundamental policies of the fund. Under the 1940
Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the fund: The fund will not

	1.	Invest in a manner that would cause it to fail
to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in the
1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government
(including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a) the fund may
borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and
(b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

	5.	Make loans.  This restriction does not apply
to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate
(including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except for
such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Invest in oil, gas or other mineral exploration
or development programs.

	10.	Purchase or otherwise acquire any security if,
as a result, more than 15% of its net assets would be invested in securities that are illiquid.

11. Invest for the purpose of exercising control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES OF THE TRUST AND EXECUTIVE OFFICERS OF THE FUND

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk. The address of the "non-interested" trustees and the executive officers of the fund is 388 Greenwich Street, New York, New
York 10013, unless otherwise indicated.

Herbert Barg, Trustee (Age 76). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania
19004. Director/Trustee of sixteen investment companies associated with Citigroup, Inc. ("Citigroup")

*Alfred J. Bianchetti Trustee (Age 77).  Retired; formerly
Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.
Director/Trustee of eleven investment companies associated with Citigroup.

Martin Brody Trustee (Age 78).  Consultant, HMK Associates;
Retired Vice Chairman of the Board of Restaurant Associates
Corp.  His address is c/o HMK Associates, 30 Columbia
Turnpike, Florham Park, New Jersey 07932. Director/Trustee of twenty-one investment companies associated with Citigroup.

Dwight B. Crane Trustee (Age 62).  Professor, Harvard
Business School.  His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts 02163.
Director/Trustee of twenty-four investment companies associated with Citigroup.

Burt N. Dorsett Trustee (Age 69).  Managing Partner of
Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.
Director/Trustee of eleven investment companies associated with Citigroup.

Elliot S. Jaffe Trustee (Age 73). Chairman of the Board and President of The Dress Barn, Inc. His address is 30
Dunnigan Drive, Suffern, New York 10901. Director/Trustee of eleven investment companies associated with Citigroup.

Stephen E. Kaufman Trustee (Age 68). Attorney. His address is 277 Park Avenue, New York, New York 10172.
Director/Trustee of thirteen investment companies associated with Citigroup.

Joseph J. McCann Trustee (Age 69).  Financial Consultant;
Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.
Director/Trustee of eleven investment companies associated with Citigroup.

*Heath B. McLendon Trustee (Age 66). Chairman of the Board,
President and Chief Executive Officer; Managing Director of
Salomon Smith Barney; President of SSB Citi and Travelers
Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of 71 investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center,
New York, New York 10048.

Cornelius C. Rose, Jr. Trustee (Age 66).  President,
Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook
Village, Building 4, Apt 6, West Lebanon, New Hampshire
03784. Director/Trustee of eleven investment companies associated with Citigroup.

Lewis E. Daidone (Age 42).  Senior Vice President and
Treasurer; Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney Mutual funds;
Director and Senior Vice President of SSB Citi and TIA.

Lawrence Weissman (Age 39).  Vice President and Investment
Officer; Managing Director of Salomon Smith Barney;
Investment Officer of SSB Citi; prior to 1998, portfolio manager at Neuberger & Berman, LLC.; prior to that he was a portfolio manager at TIAA-CREFF.

Paul Brook (Age 46). Controller; Director of Salomon Smith
Barney; from 1997-1998 Managing Director of AMT Capital
Services Inc.; prior to 1997, Partner with Ernst & Young
LLP.

Christina T. Sydor (Age 49). Secretary; Managing Director of Salomon Smith Barney; General Counsel and Secretary of
SSB Citi and TIA.

As of March 9, 2000, the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds. No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $12,000 per annum plus $1000 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $5,000 per annum plus $500 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the most recent calendar year it was $14,437.

The following table contains a list of shareholders of record or who beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund as of March 9, 2000.

CLASS Y - PERCENTAGE OF SHARES

Smith Barney Concert Series, Inc.
Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 2,981,907.611 (47.19%) shares

Smith Barney Concert Series, Inc.
High Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 2,337,012.659 (36.98%) shares

Smith Barney Concert Series, Inc.
Select Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 618,902.873 (9.79%) shares

Smith Barney Concert Series, Inc.
Select High Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 379,826.745 (6.01%) shares

For the fiscal year ended November 30, 1999, the Trustees of the fund were paid the following compensation:




Name of Person



Aggregate
Compensat
ion
from
Trust

Total
Pension or
Retirement
Benefits
Accrued
As part of
Trust
Expenses

Compensation
From Trust
and Fund
Complex
Paid to
Trustees

Number of
Funds for
Which Trustee
Serves Within
Fund Complex

Herbert Barg**
Alfred
Bianchetti* **
Martin Brody**
Dwight B.
Crane**
Burt N.
Dorsett**
Elliot S.
Jaffe**
Stephen E.
Kaufman**
Joseph J.
McCann**
Heath B.
McLendon*
Cornelius C.
Rose, Jr.**

$15,600
   14,600
   13,600
   15,500
   15,500
   12,600
   15,600
   15,600
-----
   14,600

$0
0
0
0
0
0
0
0
0
0

$114,288
    53,900
  138,600
  155,363
   57,950
   45,100
  110,650
   58,050
------
  53,500

16
11
21
24
11
11
13
11
71
11
* 	Designated an "interested" trustee.
**	Designates member of Audit Committee

Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees emeritus are entitled to serve in emeritus status for a maximum of 10 years. A trustee emeritus may attend meetings but has no voting rights.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager - SSB Citi

SSB Citi serves as investment manager to the fund pursuant to an investment management agreement (the "Investment
Management Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager.
The manager is a wholly owned subsidiary of Salomon Smith
Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup. Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services. The manager bears all expenses in connection with the performance of its services. The manager also: (a) assists in supervising all aspects of the Fund's operations except those performed by the fund's investment manager under its investment advisory agreement; b) supplies the fund with office facilities
(which may be in SSBC's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable contingent deferred sales charges ("CDSC") and similar fees and charges and
(iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for investment management services, the fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets. The management fee paid by the fund in fiscal year ended November 30, 1999 was $3,544,958.

Auditors

KPMG LLP, independent auditors, 345 Park Avenue, New York,
New York 10017, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 2000.

Custodian, Transfer Agent and Sub-Transfer Agent

PNC Bank, National Association ("PNC" or "custodian") located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania, 19103, serves as the custodian of the fund.
Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges.
The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Smith Barney Private Trust Company (the "transfer agent"), located at 388 Greenwich Street, New York, New York 10013 serves as the transfer agent and shareholder services agent for the fund.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the funds, their investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the Fund's Code of Ethics is on file with the Securities and Exchange Commission.

Distributor

CFBDS, Inc., located at 20 Milk Street, Boston,
Massachusetts 02109-5408 serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the
"Distribution Agreement") which was approved by the fund's
Board of Trustees, including a majority of the Independent trustees on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998,
Salomon Smith Barney served as the fund's distributor.
Salomon Smith Barney continues to sell the funds shares as part of the selling group.

For the period September 1, 1998 through October 7, 1998 the aggregate dollar amount of commissions on Class A shares was $104,000 all of which was paid to Salomon Smith
Barney.  For the period October 8, 1998 through November
30, 1998 the aggregate dollar amount of commissions on Class A shares was $592,000, $532,800 of which was paid to Salomon Smith Barney. For the fiscal year ended November
30, 1999 the aggregate dollar amount of commissions on Class A shares was $1,421,000 of which $1278,900 was paid to Salomon Smith Barney

For the period September 1, 1998 through October 7, 1998 the aggregate dollar amount of commissions on Class L shares was $58,000, all of which was paid to Salomon Smith
Barney. For the period October 8, 1998 through November 30,
1998 the aggregate dollar amount of commissions on Class L shares was $270,000, $243,000 of which was paid to Salomon
Smith Barney. For the fiscal year ended November 30, 1999 the aggregate dollar amount of commissions on Class L shares was $919,000, of which $827,000 was paid to Salomon
Smith Barney

For the fiscal period ended November 30, 1998, Salomon
Smith Barney received from shareholders $10,000 and $2,000, in deferred sales charges on the redemption of Class B and Class L shares, respectively. For the fiscal year ended
November 30, 1999 Salomon Smith Barney received from shareholders $6,000, $318,000 and $44,000 in deferred sales charges on the redemption of Class A, Class B, and Class L shares respectively.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's board of trustees has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

Distribution Arrangements.  To compensate Salomon Smith
Barney for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940
Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith
Barney a distribution fee with respect to Class B and Class
L shares primarily intended to compensate Salomon Smith
Barney for its initial expense of paying Financial
Consultants a commission upon sales of those shares.  The
Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.

The following service and distribution fees were incurred pursuant to a Distribution Plan during the period indicated:




Distribution Plan Fees





Fiscal Year
Ended
11/30/99

  Fiscal
Period
  Ended
11/30/98




Class A

$
231,993


$16,625



Class B

$1,695,0
42


$121,87
4



Class L

$1,130,2
46


$81,200




For the fiscal year ended November 30, 1999, the distributor incurred distribution expenses totaling
$9,195,907, consisting of $357,515 for advertising, $20,500
for printing and mailing of prospectuses, $1,412,337 for support services, $6,490,212 to Salomon Smith Barney
Financial Consultants, and $295,836 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and Deferred Sales Charge received by Salomon Smith Barney from the fund. For the fiscal year ended November 30, 1999, the distributor, received
$3,057,281 in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The
Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon
Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS

The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith
Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's board of trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The trust's Board of Trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule
17e-1 thereunder, the trust's board of trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon
Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon
Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the board of trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The fund has paid the following in brokerage commissions for portfolio transactions :


					Fiscal Year Ended
	Fiscal Period Ended
					11/30/99
	11/30/98


Total Brokerage Commissions		$496,811
	$133,876


Total Brokerage Commissions
paid to Salomon Smith Barney	$10,200
	$      0

% of Total Brokerage Commissions	     2.05%
0%
paid to Salomon Smith Barney

% of Total Transactions involving	      2.04%
0%
Commissions paid to Salomon
Smith Barney

During the fiscal period ended November 30, 1998, the total amount of commissionable transactions was $133,217,263, and during the fiscal year ended November 30, 1999, the total amount of commissionable transactions was $426,679,434 .

Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

PORTFOLIO TURNOVER

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities. The fund's portfolio turnover rate for the fiscal period ended
November 30, 1998 was 15%, and for the fiscal year ended
November 30, 1999 was 61%.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase.
See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
%
of Amount
Invested
Dealers'
Reallowance as
%
of Offering
Price
Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 -
99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more will
be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith Barney Financial
Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge
Provisions" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales
Charge Provisions" below.  Until June 22, 2001 purchases of
Class L shares by investors who were holders of Class C shares of other Smith Barney mutual funds on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000
(except purchases of Class Y shares by Smith Barney Concert
Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney
Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class
A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic
Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a unit investment trust
("UIT") sponsored by Salomon Smith Barney, and
Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon Smith
Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day
(the ''trade date'').  Orders received by a Dealer
Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer
Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment
Plan. Under the Systematic Investment Plan, Salomon Smith
Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith
Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons
(including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note:
subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds form a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by
Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange
Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other
Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned.
Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date.
Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series
Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon
Smith Barney Financial Consultant or the Transfer Agent for further information.


Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares;
(b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales
Charge Shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month.
The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney
401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''





Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend
Shares) owned by the shareholder.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon
Smith Barney.

To provide an example, assume an investor purchased 100
Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges
(see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash
Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates.
The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class
L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.
If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares
(other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about
March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996. If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k)
Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996. In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class
A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June
21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program.
Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares: Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k) Program opened prior to such date and originally investing in Such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the partcipating plan first enrolled int eh Smith Banrey 401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401 (k)
Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class
A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately
60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares ofa the same fund.
If the participating elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."

No deferred sales charge is imposed on redemptions of Class
B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the sahres purchased through reinvestment of dividends or capital gain distributions, plus the current net asset vlaue of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith
Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of
(a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) o the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share
(and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.
Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed
1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal
Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney
Financial Consultant.

Additional Information Regarding Telephone Redemption And
Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.
Except as noted below, shareholders of any of the Smith
Barney mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another Smith Barney mutual fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith
Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith
Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon
Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege.
Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.


PERFORMANCE DATA

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and
Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting
100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications- Barron's, Business Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune,
Institutional Investor, Investors Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times, USA
Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.


Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.
The formula can be expressed as follows:

P(1 + T)n = ERV

		Where:	P	= 	a hypothetical
initial payment of $1,000.

			T	= 	average annual total
return.

			n	= 	number of years.

			ERV	=	Ending Redeemable Value
of a hypothetical
$1,000 investment made
at the beginning of a
1-, 5- or 10-year
period at the end of a
1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
27.62%
N/A
N/A
40.37%
Class B3
28.43%
N/A
N/A
42.26%
Class L4
30.99%
N/A
N/A
43.91%
Class Y
N/A
N/A
N/A
34.49%
_______________________
	1	Class A, B, L and Y commenced operations on September
1, 1998.
	2	The average annual total return figure assumes that
the maximum 5.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been 34.36% and 46.27% for
one year and since inception of the fund,
respectively.
	3	The average annual total return figure assumes that
the maximum applicable deferred sales charge has been
deducted from the investment at the time of
redemption.  If the maximum deferred sales charge had
not been deducted, the average annual total return
for Class B shares for the same period would have
been 33.43% and 45.19% for one year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same period would have been 33.35% and 45.13% for one year and since inception of the fund, respectively..



Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value of a
hypothetical $10,000
investment made at the
beginning of the 1-, 5- or
10-year period at the end of
the 1-, 5- or 10-year period
(or fractional portion
thereof), assuming
reinvestment of all dividends
and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
27.62%
N/A
N/A
52.61%
Class B3
28.43%
N/A
N/A
55.18%
Class L4
30.99%
N/A
N/A
57.43%
Class Y
N/A
N/A
N/A
34.49%
_______________________
	1	Classes A, B L and Y commenced operations on
September 1, 1998.
	2	The average annual total return figure assumes that
the maximum 5.00% sales charge has been deducted from
the investment at the time of purchase.  If the
maximum sales charge had not been deducted, the
average annual total return for Class A shares for
the same period would have been 34.36% and 60.65% for
one year and since inception of the fund,
respectively.
	3	The average annual total return figure assumes that
the maximum applicable deferred sales charge has been
deducted from the investment at the time of
redemption.  If the maximum deferred sales charge had
not been deducted, the average annual total return
for Class B shares for the same period would have
been 33.43% and 59.18% for on e year and since
inception of the fund, respectively.
	4	The average annual total return figure assumes that
the maximum applicable initial and deferred sales charges have been deducted from the investment at the time of redemption. If the maximum initial and deferred sales charges had not been deducted, the average annual total return for Class L shares for the same period would have been 33.35% and 59.09% for one year and since inception of the fund, respectively.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions.

The fund's policy is to distribute its net investment income and net realized capital gains, if any, annually.
The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and
capital gains distributions will be reinvested
automatically in additional shares of the same Class at net
asset value, subject to no sales charge or deferred sales
charge.   A shareholder may change the option at any time
by notifying his Salomon Smith Barney Financial Consultant or Dealer Representative. Shareholders whose account are held directly at PFPC should notify PFPC in writing, requesting a change to this reinvest option

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class
A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, both of which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company during each taxable year under the Internal Revenue Code of 1986, as amended (the "Code").
To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses..

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements, but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute.

 The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. Moreover, if the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e.
the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in so-called "section 1256 contracts", such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.
Tax conventions between certain countries and the United
States may reduce or eliminate such taxes in some cases.
The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or impossible to obtain.

Alternatively, the fund may make a mark-to-market election that will result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the Internal Revenue Service.. By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December
31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders.
However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax
(currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and
(c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the IRS

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United
States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net realizedlong-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter
(if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending
30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share during such six-month period.. If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced.
Instead, the disregarded portion of the original sales charge will be added to the tax basis oof the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United
States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United States Shareholders -
Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust."
The trust offers shares of beneficial interest of five separate funds with a par value of $.001 per share. The fund offers shares of beneficial interest currently classified into four Classes - A, B, L and Y. Each Class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

Under Massachusetts's law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. The Master Trust Agreement disclaims shareholder liability for acts or obligations of the fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the fund or a trustee. The Master Trust Agreement provides for indemnification from fund property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which management of the fund believes is remote. Upon payment of any liability incurred by the fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operation of the fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

The Master Trust Agreement of the fund permits the trustees of the fund to issue an unlimited number of full and fractional shares of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. Each share in the fund represents an equal proportional interest in the fund with each other share. Shareholders of the fund are entitled upon its liquidation to share pro rata in its net assets available for distribution. No shareholder of the fund has any preemptive or conversion rights. Shares of the fund are fully paid and non-assessable.

Pursuant to the Master Trust Agreement, the fund's trustees may authorize the creation of additional series of shares
(the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances).

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson
Lehman Brothers Intermediate-Term Trust.  On October 14,
1994 and August 16, 1995, the Trust's name was changed
Smith Barney Income Trust and Smith Barney Investment
Trust, respectively.

Annual and Semi-Annual Reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed
Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon
Smith Barney Financial Consultant or the transfer agent.

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience
(source: ICI, 1998), the portfolio managers of Smith Barney
Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored ot suit each investor's unique financial goals.

Style Pure Series - Our style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial
Consultant.

Classic Investor Series - Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Concert Allocation Series - As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

Special Discipline Series - Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.






FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended November
30, 1999 is incorporated herein by reference in its entirety. The annual report was filed on February 16, 2000, Accession Number 91155-00-000110.




























SMITH BARNEY
INVESTMENT TRUST



Mid Cap Blend Fund















March 29, 2000


SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SALOMON SMITH BARNEY
								A Member of
Citigroup [Symbol]





1

1